Diamond Hill Small Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 97.7%	Shares	Fair Value
Consumer Discretionary - 9.4%
Century Communities, Inc.	31,960	$2,134,289
Green Brick Partners, Inc. (a)(b)	20,878	866,646
Johnson Outdoors, Inc., Class A (a)	53,588	2,930,728
Red Rock Resorts, Inc., Class A	349,137	14,314,617
Rocky Brands, Inc. (a)	147,004	2,160,959
Vail Resorts, Inc.	7,042	1,562,549
Wolverine World Wide, Inc.	156,479	1,261,221
		25,231,009
Consumer Staples - 11.9%
Cal-Maine Foods, Inc.	196,417	9,510,511
Lancaster Colony Corp.	54,496	8,993,475
Oil-Dri Corp. of America	95,359	5,888,418
Post Holdings, Inc. (b)	66,884	5,734,634
Seaboard Corp. (a)	477	1,790,181
		31,917,219
Energy - 4.1%
Centrus Energy Corp., Class A (a)(b)	72,466	4,113,170
Civitas Resources, Inc. (a)	83,652	6,764,937
		10,878,107
Financials - 22.3%
Bank OZK	252,427	9,357,469
BOK Financial Corp.	69,131	5,529,097
Enstar Group Ltd. (b)	28,704	6,946,368
First Western Financial, Inc. (a)(b)(c)	125,652	2,280,584
Live Oak Bancshares, Inc.	372,412	10,781,327
Mr. Cooper Group, Inc. (b)	165,771	8,878,695
Silvercrest Asset Management Group, Inc., Class A	95,104	1,509,300
Triumph Financial, Inc. (b)	129,316	8,378,384
Webster Financial Corp.	155,571	6,271,067
		59,932,291
Health Care - 5.3%
Enovis Corp. (b)	166,040	8,755,289
UFP Technologies, Inc. (a)(b)	34,471	5,565,343
		14,320,632

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 97.7% (Continued)	Shares	Fair Value
Industrials - 28.8%
Allegiant Travel Co.	106,688	$8,200,040
Allient, Inc.	154,495	4,776,985
Concrete Pumping Holdings, Inc. (a)(b)	690,323	5,922,971
Douglas Dynamics, Inc.	151,149	4,561,677
Ducommun, Inc. (a)(b)	48,471	2,108,973
Energy Recovery, Inc. (b)	155,714	3,302,694
ESAB Corp.	112,275	7,883,950
First Advantage Corp.	692,281	9,546,555
FTAI Aviation Ltd. (a)	189,380	6,732,459
Gates Industrial Corp. plc (b)	315,333	3,661,016
Graham Corp. (b)	157,066	2,607,296
Kirby Corp. (b)	20,507	1,697,980
Miller Industries, Inc.	6,431	252,160
WESCO International, Inc.	45,350	6,522,237
WNS Holdings Ltd. - ADR (b)	140,752	9,635,882
		77,412,875
Information Technology - 2.0%
Progress Software Corp.	28,367	1,491,537
Rimini Street, Inc. (a)(b)	1,397,187	3,073,811
Sanmina Corp. (b)	14,947	811,323
		5,376,671
Materials - 7.5%
Ashland, Inc.	129,369	10,566,860
Haynes International, Inc. (a)	28,332	1,318,005
Taseko Mines Ltd. (a)(b)	3,257,238	4,136,692
United States Lime & Minerals, Inc. (a)	20,945	4,209,945
		20,231,502
Real Estate - 5.6%
CubeSmart	35,189	1,341,757
Douglas Emmett, Inc. (a)	270,967	3,457,539
Jones Lang LaSalle, Inc. (b)	10,459	1,476,602
Rayonier, Inc.	57,724	1,642,825
Ryman Hospitality Properties, Inc.	83,363	6,942,471
		14,861,194

Diamond Hill Small Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 97.7% (Continued)	Shares	Fair Value
Utilities - 0.8%
UGI Corp.	90,932	$2,091,436

Total Common Stocks (Cost $191,802,491)		$262,252,936

Registered Investment Companies - 7.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (d)	2,511,387	$2,512,140
State Street Navigator Securities Lending Portfolio I, 5.25% (d)(e)	17,977,775	17,977,775
Total Registered Investment Companies (Cost $20,489,662)		$20,489,915

Total Investment Securities - 105.3% (Cost $212,292,153)		$282,742,851

Liabilities in Excess of Other Assets - (5.3)%		(14,160,032)

Net Assets - 100.0%		$268,582,819

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $28,358,575.
(b)	Non-income producing security.
(c)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2023 was $2,280,584, representing 0.8% of net assets.
(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $11,360,023.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Small-Mid Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.3%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	315,262	$19,640,823

Consumer Discretionary - 11.9%
BorgWarner, Inc.	216,827	8,753,306
CarMax, Inc. (a)(b)	146,873	10,388,327
Hanesbrands, Inc. (b)	1,994,745	7,899,190
Lear Corp.	68,273	9,162,237
NVR, Inc. (a)	9,596	57,223,827
Red Rock Resorts, Inc., Class A (b)	1,722,132	70,607,412
Vail Resorts, Inc. (b)	57,024	12,653,055
Wolverine World Wide, Inc. (b)	854,748	6,889,269
		183,576,623
Consumer Staples - 10.1%
BellRing Brands, Inc. (a)	199,431	8,222,540
Cal-Maine Foods, Inc. (b)	968,797	46,909,151
Lancaster Colony Corp.	229,838	37,930,165
Post Holdings, Inc. (a)(b)	728,734	62,481,653
		155,543,509
Energy - 3.8%
Civitas Resources, Inc. (b)	215,880	17,458,216
Coterra Energy, Inc.	1,539,839	41,652,645
		59,110,861
Financials - 18.6%
Bank OZK	488,425	18,105,915
BankUnited, Inc.	446,159	10,127,809
BOK Financial Corp. (b)	433,607	34,679,888
Brighthouse Financial, Inc. (a)	236,770	11,587,524
Brown & Brown, Inc.	134,035	9,361,004
Enstar Group Ltd. (a)(b)	65,278	15,797,276
First Interstate BancSystem, Inc., Class A (b)	312,465	7,792,877
Live Oak Bancshares, Inc. (b)	1,105,138	31,993,745
Loews Corp.	279,962	17,724,394
Mr. Cooper Group, Inc. (a)(b)	780,481	41,802,562
RenaissanceRe Holdings Ltd.	136,057	26,928,401
Stifel Financial Corp.	200,803	12,337,336

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.3% (Continued)	Shares	Fair Value
Financials - 18.6% (Continued)
Webster Financial Corp.	1,182,211	$47,654,925
		285,893,656
Health Care - 3.1%
Boston Scientific Corp. (a)(b)	198,530	10,482,384
Enovis Corp. (a)	712,095	37,548,769
		48,031,153
Industrials - 26.3%
Alaska Air Group, Inc. (a)(b)	342,076	12,684,178
Allegiant Travel Co. (b)	394,938	30,354,935
Broadridge Financial Solutions, Inc.	52,236	9,352,856
Energy Recovery, Inc. (a)(b)	753,983	15,991,979
ESAB Corp.	686,872	48,232,152
First Advantage Corp. (b)	1,747,435	24,097,129
Gates Industrial Corp. plc (a)	2,934,006	34,063,810
Kirby Corp. (a)	110,918	9,184,010
Regal Rexnord Corp.	321,270	45,903,058
Sensata Technologies Holding plc (b)	774,259	29,282,475
SS&C Technologies Holdings, Inc.	611,946	32,151,643
WESCO International, Inc.	608,643	87,535,036
WNS Holdings Ltd. - ADR (a)(b)	387,280	26,513,189
		405,346,450
Information Technology - 5.2%
Arrow Electronics, Inc. (a)	104,890	13,136,424
Ciena Corp. (a)	704,806	33,309,132
Progress Software Corp. (b)	210,100	11,047,058
Sanmina Corp. (a)	416,822	22,625,098
		80,117,712
Materials - 3.5%
Ashland, Inc.	666,024	54,400,840

Real Estate - 11.0%
CubeSmart	1,270,096	48,428,761
Douglas Emmett, Inc. (b)	1,011,677	12,908,999
Jones Lang LaSalle, Inc. (a)	128,521	18,144,595
Mid-America Apartment Communities, Inc.	59,624	7,670,628

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.3% (Continued)	Shares	Fair Value
Real Estate - 11.0% (Continued)
Rayonier, Inc.	1,038,473	$29,554,942
Ryman Hospitality Properties, Inc.	302,524	25,194,199
UDR, Inc.	754,632	26,917,723
		168,819,847
Utilities - 1.5%
UGI Corp.	972,987	22,378,701

Total Common Stocks (Cost $1,230,992,771)		$1,482,860,175

Diamond Hill Small-Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Registered Investment Companies - 6.9%	Shares	Fair Value
Diamond Hill Short Duration Securitized Bond Fund - Class Y (c)	973,084	$9,302,684
State Street Institutional US Government Money Market Fund - Premier Class, 5.29% (d)	46,575,892	46,575,892
State Street Navigator Securities Lending Portfolio I, 5.25% (d)(e)	50,955,865	50,955,865
Total Registered Investment Companies (Cost $107,247,029)		$106,834,441

Total Investment Securities - 103.2% (Cost $1,338,239,800)		$1,589,694,616

Liabilities in Excess of Other Assets - (3.2)%		(50,079,421)

Net Assets - 100.0%		$1,539,615,195

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $70,972,857.
(c)	Affiliated fund.

Value, December 31, 2022	$8,793,801
Purchases	375,639
Change in Unrealized Appreciation (Depreciation)	133,244
Value, September 30, 2023	$9,302,684
Income Distributions	$375,639

(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $21,178,396.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Mid Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.1%	Shares	Fair Value
Communication Services - 1.3%
Liberty Media Corp. - Liberty Formula One - Series C (a)	30,126	$1,876,850

Consumer Discretionary - 11.5%
BorgWarner, Inc.	16,456	664,329
CarMax, Inc. (a)	13,951	986,754
Hanesbrands, Inc. (b)	315,866	1,250,829
Lear Corp.	5,739	770,174
NVR, Inc. (a)	931	5,551,832
Red Rock Resorts, Inc., Class A	161,172	6,608,052
Vail Resorts, Inc.	4,707	1,044,436
VF Corp. (b)	7,300	128,991
		17,005,397
Consumer Staples - 7.9%
Archer-Daniels-Midland Co.	19,456	1,467,372
BellRing Brands, Inc. (a)	21,093	869,664
Lancaster Colony Corp.	20,496	3,382,455
Post Holdings, Inc. (a)(b)	69,731	5,978,736
		11,698,227
Energy - 2.5%
Coterra Energy, Inc.	135,086	3,654,076

Financials - 17.9%
Allstate Corp. (The)	23,904	2,663,145
American International Group, Inc.	91,694	5,556,656
Bank OZK	43,386	1,608,319
BOK Financial Corp.	19,117	1,528,978
Fidelity National Information Services, Inc.	31,246	1,726,966
Hartford Financial Services Group, Inc. (The)	30,655	2,173,746
Loews Corp.	14,872	941,546
Mr. Cooper Group, Inc. (a)	57,314	3,069,738
Stifel Financial Corp.	13,454	826,614
Webster Financial Corp.	95,055	3,831,667
Willis Towers Watson plc	12,650	2,643,344
		26,570,719

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Health Care - 4.7%
Boston Scientific Corp. (a)	66,831	$3,528,677
Enovis Corp. (a)	64,622	3,407,518
		6,936,195
Industrials - 24.8%
Alaska Air Group, Inc. (a)	40,279	1,493,545
Allegiant Travel Co.	21,861	1,680,236
ESAB Corp.	67,098	4,711,622
Ferguson plc	10,585	1,740,915
Kirby Corp. (a)	14,660	1,213,848
L3Harris Technologies, Inc.	13,527	2,355,321
Parker-Hannifin Corp.	15,004	5,844,358
Regal Rexnord Corp.	31,865	4,552,871
Sensata Technologies Holding plc	68,584	2,593,847
SS&C Technologies Holdings, Inc.	63,920	3,358,357
WESCO International, Inc.	50,023	7,194,308
		36,739,228
Information Technology - 6.1%
Arrow Electronics, Inc. (a)	7,398	926,526
Check Point Software Technologies Ltd. (a)	25,188	3,357,057
Ciena Corp. (a)	67,539	3,191,893
NXP Semiconductors NV	7,948	1,588,964
		9,064,440
Materials - 6.1%
Ashland, Inc.	54,981	4,490,848
Freeport-McMoRan, Inc.	122,738	4,576,900
		9,067,748
Real Estate - 11.4%
CubeSmart	116,230	4,431,850
Douglas Emmett, Inc. (b)	20,607	262,945
Extra Space Storage, Inc.	9,144	1,111,728
Jones Lang LaSalle, Inc. (a)	11,275	1,591,804
Mid-America Apartment Communities, Inc.	8,474	1,090,180
Rayonier, Inc.	63,857	1,817,370
Ryman Hospitality Properties, Inc.	29,435	2,451,347
SBA Communications Corp., Class A	7,745	1,550,317

Diamond Hill Mid Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.1% (Continued)	Shares	Fair Value
Real Estate - 11.4% (Continued)
UDR, Inc.	70,719	$2,522,547
		16,830,088
Utilities - 1.9%
UGI Corp.	120,011	2,760,253

Total Common Stocks (Cost $101,127,600)		$142,203,221

Registered Investment Companies - 4.7%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 5.29% (c)	5,579,630	$5,579,630
State Street Navigator Securities Lending Portfolio I, 5.25% (c)(d)	1,343,216	1,343,216
Total Registered Investment Companies (Cost $6,922,846)		$6,922,846

Total Investment Securities - 100.8% (Cost $108,050,446)		$149,126,067

Liabilities in Excess of Other Assets - (0.8)%		(1,168,965)

Net Assets - 100.0%		$147,957,102

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $1,485,049.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $153,083.

NV -	Naamloze Vennootschap
plc -	Public Limited Company

Diamond Hill Large Cap Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.2%	Shares	Fair Value
Communication Services - 1.9%
Alphabet, Inc., Class A (a)	1,122,617	$146,905,661

Consumer Discretionary - 13.9%
Amazon.com, Inc. (a)	1,291,193	164,136,454
BorgWarner, Inc.	2,520,167	101,739,142
CarMax, Inc. (a)(b)	2,639,099	186,663,472
General Motors Co.	5,458,017	179,950,820
Home Depot, Inc. (The) (b)	509,015	153,803,972
Lear Corp.	824,228	110,611,398
NVR, Inc. (a)(b)	33,129	197,558,166
		1,094,463,424
Consumer Staples - 4.5%
PepsiCo, Inc.	1,316,148	223,008,117
Target Corp.	1,209,859	133,774,110
		356,782,227
Energy - 7.7%
Chevron Corp.	1,252,003	211,112,746
ConocoPhillips	2,770,645	331,923,271
Diamondback Energy, Inc.	420,661	65,151,976
		608,187,993
Financials - 23.8%
Allstate Corp. (The) (b)	1,751,545	195,139,628
American International Group, Inc. (b)	5,954,016	360,813,369
Bank of America Corp.	8,451,801	231,410,311
Berkshire Hathaway, Inc., Class B (a)	329,619	115,465,536
Hartford Financial Services Group, Inc. (The)	1,452,547	103,000,108
KKR & Co., Inc. (b)	3,581,451	220,617,382
Marsh & McLennan Cos., Inc.	415,345	79,040,153
Nasdaq, Inc. (b)	2,407,559	116,983,292
Truist Financial Corp.	5,735,897	164,104,013
Visa, Inc., Class A (b)	498,961	114,766,020
Wells Fargo & Co. (b)	4,172,664	170,495,051
		1,871,834,863
Health Care - 16.6%
Abbott Laboratories	2,463,020	238,543,487

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.2% (Continued)	Shares	Fair Value
Health Care - 16.6% (Continued)
AbbVie, Inc.	678,231	$101,097,113
Becton, Dickinson and Co. (b)	546,524	141,292,850
HCA Healthcare, Inc.	773,831	190,346,949
Humana, Inc.	332,609	161,820,931
Laboratory Corp. of America Holdings	601,947	121,021,444
Medtronic plc	1,773,874	139,000,767
Pfizer, Inc.	3,101,372	102,872,509
Stryker Corp.	418,969	114,491,659
		1,310,487,709
Industrials - 18.1%
Carrier Global Corp. (b)	1,527,233	84,303,261
Caterpillar, Inc.	707,702	193,202,646
Deere & Co.	351,714	132,729,829
Ferguson plc	477,410	78,519,623
Honeywell International, Inc.	597,259	110,337,628
L3Harris Technologies, Inc.	656,946	114,387,437
Parker-Hannifin Corp.	405,132	157,807,017
Regal Rexnord Corp.	788,143	112,609,872
SS&C Technologies Holdings, Inc.	2,944,806	154,720,107
Union Pacific Corp.	865,335	176,208,166
Waste Management, Inc.	735,889	112,178,919
		1,427,004,505
Information Technology - 3.5%
Microsoft Corp.	233,228	73,641,741
Texas Instruments, Inc. (b)	1,245,954	198,119,145
		271,760,886
Materials - 3.0%
Freeport-McMoRan, Inc.	3,788,746	141,282,338
Martin Marietta Materials, Inc.	230,638	94,672,286
		235,954,624
Real Estate - 2.2%
Extra Space Storage, Inc.	653,015	79,393,564
SBA Communications Corp., Class A	478,499	95,781,145
		175,174,709

Diamond Hill Large Cap Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.2% (Continued)	Shares	Fair Value
Utilities - 1.0%
Dominion Energy, Inc.	1,850,828	$82,676,487

Total Common Stocks (Cost $6,271,947,169)		$7,581,233,088

Registered Investment Companies - 5.9%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 5.29% (c)	218,182,725	$218,182,725
State Street Navigator Securities Lending Portfolio I, 5.25% (c)(d)	247,990,228	247,990,228
Total Registered Investment Companies (Cost $466,172,953)		$466,172,953

Total Investment Securities - 102.1% (Cost $6,738,120,122)		$8,047,406,041

Liabilities in Excess of Other Assets - (2.1)%		(168,997,871)

Net Assets - 100.0%		$7,878,408,170

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $237,638,512.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,763,487.

plc -	Public Limited Company

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.7%	Shares	Fair Value
Communication Services - 4.0%
Alphabet, Inc., Class A (a)	7,846	$1,026,728

Consumer Discretionary - 16.9%
Amazon.com, Inc. (a)	8,076	1,026,621
General Motors Co.	36,382	1,199,515
Home Depot, Inc. (The)	3,217	972,049
NVR, Inc. (a)	200	1,192,660
		4,390,845
Consumer Staples - 5.2%
PepsiCo, Inc.	7,982	1,352,470

Energy - 7.6%
ConocoPhillips	16,551	1,982,810

Financials - 23.0%
Allstate Corp. (The)	11,134	1,240,439
American International Group, Inc.	38,802	2,351,401
Bank of America Corp.	39,817	1,090,189
KKR & Co., Inc.	21,049	1,296,618
		5,978,647
Health Care - 14.5%
Abbott Laboratories	14,540	1,408,199
HCA Healthcare, Inc.	4,892	1,203,334
Humana, Inc.	2,368	1,152,079
		3,763,612
Industrials - 17.4%
Caterpillar, Inc.	4,811	1,313,403
Parker-Hannifin Corp.	2,753	1,072,349
SS&C Technologies Holdings, Inc.	19,108	1,003,934
Union Pacific Corp.	5,568	1,133,812
		4,523,498
Information Technology - 4.7%
Texas Instruments, Inc.	7,741	1,230,896

Diamond Hill Large Cap Concentrated Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.7% (Continued)	Shares	Fair Value
Materials - 3.4%
Freeport-McMoRan, Inc.	23,640	$881,536

Total Common Stocks (Cost $23,574,346)		$25,131,042

Registered Investment Companies - 3.3%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (b) (Cost $858,520)	858,344	$858,602

Total Investment Securities - 100.0% (Cost $24,432,866)		$25,989,644

Other Assets in Excess of Liabilities - 0.0% (c)		5,762

Net Assets - 100.0%		$25,995,406

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2023.
(c)	Percentage rounds to less than 0.1%.

Diamond Hill Select Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.7%	Shares	Fair Value
Communication Services - 2.1%
Alphabet, Inc., Class A (a)	63,367	$8,292,206

Consumer Discretionary - 20.2%
Amazon.com, Inc. (a)	98,257	12,490,430
CarMax, Inc. (a)	237,533	16,800,709
General Motors Co.	468,961	15,461,644
Lear Corp.	78,433	10,525,709
Red Rock Resorts, Inc., Class A	623,708	25,572,028
		80,850,520
Consumer Staples - 7.6%
Lancaster Colony Corp.	42,849	7,071,370
SunOpta, Inc. (a)(b)	3,161,928	10,655,697
Target Corp.	116,410	12,871,454
		30,598,521
Financials - 27.7%
Allstate Corp. (The)	161,278	17,967,982
American International Group, Inc.	423,952	25,691,491
Bank of America Corp.	442,718	12,121,619
KKR & Co., Inc.	209,939	12,932,242
Mr. Cooper Group, Inc. (a)	630,537	33,771,562
Webster Financial Corp.	203,212	8,191,476
		110,676,372
Health Care - 6.2%
Enovis Corp. (a)	245,513	12,945,900
Humana, Inc.	24,275	11,810,273
		24,756,173
Industrials - 24.6%
Cimpress plc (a)(b)	342,083	23,949,231
ESAB Corp.	142,507	10,006,842
Regal Rexnord Corp.	101,515	14,504,463
SS&C Technologies Holdings, Inc.	248,630	13,063,020
Union Pacific Corp.	62,689	12,765,361
WESCO International, Inc.	168,367	24,214,542
		98,503,459

Diamond Hill Select Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.7% (Continued)	Shares	Fair Value
Information Technology - 2.6%
Texas Instruments, Inc.	64,797	$10,303,371

Materials - 4.2%
Ashland, Inc.	203,507	16,622,452

Real Estate - 1.5%
Extra Space Storage, Inc.	49,760	6,049,821

Total Common Stocks (Cost $308,592,049)		$386,652,895

Registered Investment Companies - 5.9%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (c)	14,614,744	$14,619,129
State Street Navigator Securities Lending Portfolio I, 5.25% (c)(d)	9,156,230	9,156,230
Total Registered Investment Companies (Cost $23,774,003)		$23,775,359

Total Investment Securities - 102.6% (Cost $332,366,052)		$410,428,254

Liabilities in Excess of Other Assets - (2.6)%		(10,501,976)

Net Assets - 100.0%		$399,926,278

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $10,098,443.
(c)	The rate shown is the 7-day effective yield as of September 30, 2023.
(d)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $1,384,315.

plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 85.6%	Shares	Fair Value
Communication Services - 11.9%
Alphabet, Inc., Class A (a)	544,955	$71,312,811
Comcast Corp., Class A	363,204	16,104,465
Meta Platforms, Inc., Class A (a)	223,239	67,018,580
Verizon Communications, Inc.	691,355	22,406,816
Walt Disney Co. (The) (a)(b)	333,119	26,999,295
		203,841,967
Consumer Discretionary - 3.2%
Booking Holdings, Inc. (a)(c)	2,203	6,793,942
BorgWarner, Inc. (b)	192,450	7,769,207
Lear Corp.	180,400	24,209,680
TJX Cos., Inc. (The)	180,176	16,014,043
		54,786,872
Consumer Staples - 4.5%
Archer-Daniels-Midland Co.	174,016	13,124,287
Constellation Brands, Inc., Class A (b)	101,434	25,493,407
Mondelez International, Inc., Class A (b)	121,630	8,441,122
Target Corp.	273,885	30,283,464
		77,342,280
Energy - 4.3%
Chevron Corp.	255,509	43,083,928
Coterra Energy, Inc.	1,151,653	31,152,214
		74,236,142
Financials - 23.5%
Allstate Corp. (The)	329,080	36,662,803
American International Group, Inc.	1,119,175	67,822,005
Bank of America Corp. (c)	982,690	26,906,052
Berkshire Hathaway, Inc., Class B (a)	92,454	32,386,636
Citigroup, Inc. (c)	974,741	40,091,097
Fidelity National Information Services, Inc.	572,406	31,636,880
Hartford Financial Services Group, Inc. (The) (b)	253,421	17,970,083
KKR & Co., Inc. (b)	747,078	46,020,005
Morgan Stanley (b)	202,252	16,517,921
Truist Financial Corp. (b)(c)	961,289	27,502,478
Visa, Inc., Class A	113,167	26,029,542

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 85.6% (Continued)	Shares	Fair Value
Financials - 23.5% (Continued)
Wells Fargo & Co. (b)(c)	809,808	$33,088,755
		402,634,257
Health Care - 14.3%
Abbott Laboratories	269,012	26,053,812
Becton, Dickinson and Co. (b)	68,227	17,638,726
CVS Health Corp.	302,849	21,144,917
Enovis Corp. (a)(b)	438,637	23,129,329
HCA Healthcare, Inc.	127,681	31,406,972
Humana, Inc.	81,125	39,468,935
Laboratory Corp. of America Holdings (b)	106,269	21,365,382
Medtronic plc	380,029	29,779,072
Perrigo Co. plc (b)	601,849	19,229,076
Pfizer, Inc. (b)	479,375	15,900,869
		245,117,090
Industrials - 12.3%
Alaska Air Group, Inc. (a)(b)	370,728	13,746,594
ESAB Corp. (b)	182,180	12,792,680
Johnson Controls International plc (b)	354,685	18,872,789
Kirby Corp. (a)	155,138	12,845,426
L3Harris Technologies, Inc.	129,560	22,558,987
Parker-Hannifin Corp. (b)	96,221	37,480,004
Sensata Technologies Holding plc	554,198	20,959,768
SS&C Technologies Holdings, Inc.	645,584	33,918,983
WNS Holdings Ltd. - ADR (a)	551,929	37,785,059
		210,960,290
Information Technology - 7.9%
Ciena Corp. (a)(b)(c)	798,580	37,740,891
Microsoft Corp. (c)	172,477	54,459,613
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	244,020	21,205,338
Texas Instruments, Inc. (b)	136,676	21,732,851
		135,138,693
Materials - 2.2%
Ashland, Inc.	185,274	15,133,180
Freeport-McMoRan, Inc. (b)	603,024	22,486,765
		37,619,945

Diamond Hill Long-Short Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 85.6% (Continued)	Shares	Fair Value
Utilities - 1.5%
Dominion Energy, Inc. (b)	568,790	$25,407,849

Total Common Stocks (Cost $1,015,834,771)		$1,467,085,385

Treasury - 6.9%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes	2.000%	06/30/24	$40,000,000	$38,982,812
U.S. Treasury Notes	3.000%	06/30/24	40,000,000	39,271,875
U.S. Treasury Notes	3.000%	07/31/24	40,000,000	39,185,938
Total Treasury (Cost $118,775,581)				$117,440,625

Registered Investment Companies - 13.6%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (d)	118,673,251	$118,708,853
State Street Navigator Securities Lending Portfolio I, 5.25% (d)(e)	114,376,198	114,376,198
Total Registered Investment Companies (Cost $233,072,752)		$233,085,051

Total Investment Securities - 106.1% (Cost $1,367,683,104)		$1,817,611,061

Segregated Cash With Custodian - 29.2%		500,852,914

Investments Sold Short - (28.6)% (Proceeds $546,829,014)		(489,296,373)

Liabilities in Excess of Other Assets - (6.7)%		(115,357,461)

Net Assets - 100.0%		$1,713,810,141

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $111,963,822.
(c)	All or a portion of the shares have been pledged as collateral for open short positions.
(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan.

ADR -	American Depositary Receipt
plc -	Public Limited Company

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short

September 30, 2023 (Unaudited)

Common Stocks - 28.6%	Shares	Fair Value
Communication Services - 0.2%
Cogent Communications Holdings, Inc.	40,165	$2,486,214

Consumer Discretionary - 7.5%
Acushnet Holdings Corp.	344,585	18,276,788
Best Buy Co., Inc.	74,751	5,192,952
Canada Goose Holdings, Inc.	791,115	11,597,746
Choice Hotels International, Inc.	148,635	18,209,274
Dick's Sporting Goods, Inc.	81,686	8,869,466
Etsy, Inc.	90,925	5,871,937
GameStop Corp., Class A	496,170	8,166,958
Garmin Ltd.	130,260	13,703,352
Grand Canyon Education, Inc.	107,255	12,535,964
SeaWorld Entertainment, Inc.	173,730	8,035,013
Shake Shack, Inc., Class A	147,807	8,583,152
Tesla, Inc.	39,657	9,922,975
		128,965,577
Consumer Staples - 4.4%
Brown-Forman Corp., Class B	305,110	17,601,796
Clorox Co. (The)	87,165	11,423,845
e.l.f. Beauty, Inc.	75,525	8,294,911
J.M. Smucker Co. (The)	80,310	9,870,902
WD-40 Co.	137,938	28,034,519
		75,225,973
Financials - 2.5%
Bank of Hawaii Corp.	165,905	8,243,819
Blackstone Mortgage Trust, Inc., Class A	172,600	3,754,050
Commerce Bancshares, Inc.	357,395	17,147,812
First Financial Bankshares, Inc.	169,896	4,267,788
Palomar Holdings, Inc.	176,935	8,979,451
		42,392,920
Health Care - 1.6%
AMN Healthcare Services, Inc.	83,015	7,071,218
CONMED Corp.	62,640	6,317,244
Penumbra, Inc.	60,245	14,573,868
		27,962,330

Diamond Hill Long-Short Fund

Schedule of Investments Sold Short (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 28.6% (Continued)	Shares	Fair Value
Industrials - 3.9%
Avis Budget Group, Inc.	28,815	$5,177,767
CBIZ, Inc.	158,455	8,223,814
Cintas Corp.	12,484	6,004,929
Mueller Industries, Inc.	168,815	12,688,135
Robert Half, Inc.	133,355	9,772,254
United Parcel Service, Inc., Class B	129,770	20,227,250
W.W. Grainger, Inc.	6,175	4,272,112
		66,366,261
Information Technology - 6.8%
Alarm.com Holdings, Inc.	337,425	20,630,164
Asana, Inc., Class A	554,910	10,160,402
Badger Meter, Inc.	129,974	18,699,359
F5, Inc.	34,682	5,588,657
International Business Machines Corp.	157,330	22,073,399
NetScout Systems, Inc.	189,485	5,309,370
Oracle Corp.	93,995	9,955,950
Teradata Corp.	544,085	24,494,707
		116,912,008
Materials - 0.3%
Silgan Holdings, Inc.	127,370	5,490,921

Utilities - 1.4%
Ormat Technologies, Inc.	336,015	23,494,169

Total Investments Sold Short - 28.6% (Proceeds $546,829,014)		$489,296,373

Percentages disclosed are based on total net assets of the Fund at September 30, 2023.

Diamond Hill International Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Common Stocks - 96.3%	Shares	Fair Value
Brazil - 1.5%
Ambev SA	383,854	$1,001,903

Canada - 8.6%
Canadian Natural Resources Ltd. (a)	26,428	1,709,150
Capstone Copper Corp. (a)(b)	35,033	148,567
Cenovus Energy, Inc. (a)	20,178	420,127
Fairfax Financial Holdings Ltd.	2,974	2,427,761
First Quantum Minerals Ltd. (a)	7,073	167,108
Imperial Oil Ltd. (a)	11,416	703,162
		5,575,875
China - 4.1%
Alibaba Group Holding Ltd. (b)	80,200	869,567
Fu Shou Yuan International Group Ltd.	860,000	597,850
Tencent Holdings Ltd.	31,500	1,221,097
		2,688,514
Finland - 1.0%
Konecranes OYJ	19,193	636,200

France - 3.6%
Safran SA	9,558	1,497,748
Ubisoft Entertainment SA (b)	25,840	837,348
		2,335,096
Germany - 2.6%
Vitesco Technologies Group AG (b)	20,727	1,677,297

India - 3.8%
Fusion Micro Finance Ltd. (b)	39,288	280,699
HDFC Bank Ltd. - ADR	37,555	2,216,121
		2,496,820
Ireland - 1.3%
ICON plc (b)	3,449	849,316

Israel - 2.6%
Check Point Software Technologies Ltd. (b)	12,796	1,705,451

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.3% (Continued)	Shares	Fair Value
Italy - 0.7%
doValue SpA	124,556	$485,249

Japan - 4.8%
Astellas Pharma, Inc.	99,400	1,375,849
Japan Petroleum Exploration Co. Ltd.	33,500	1,255,357
Shionogi & Co. Ltd.	11,700	521,869
		3,153,075
Korea (Republic of) - 3.2%
Samsung Electronics Co. Ltd.	41,071	2,072,638

Mexico - 3.1%
Fomento Economico Mexicano SAB de CV (a)	125,842	1,371,549
Wal-Mart de Mexico SAB de CV	173,550	654,932
		2,026,481
Netherlands - 4.4%
EXOR NV (a)	22,166	1,960,449
uniQure NV (a)(b)	24,908	167,133
Universal Music Group NV (a)	27,153	708,552
		2,836,134
Peru - 1.4%
Credicorp Ltd.	7,126	911,914

Poland - 1.8%
Dino Polska SA (b)	14,841	1,202,892

Sweden - 4.0%
Assa Abloy AB, Class B	67,144	1,459,024
Epiroc AB, Class B	72,601	1,161,484
		2,620,508
Switzerland - 12.0%
Compagnie Financiere Richemont SA, Class A	11,273	1,372,803
Nestlé SA	15,049	1,703,412
Novartis AG - ADR (a)	20,129	2,050,340
Roche Holdings AG	5,119	1,397,432

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Common Stocks - 96.3% (Continued)	Shares	Fair Value
Switzerland - 12.0% (Continued)
Swatch Group AG (The)	5,037	$1,290,031
		7,814,018
Taiwan Province of China - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	8,567	744,472

United Kingdom - 22.8%
Ashmore Group plc	573,812	1,309,815
Beazley plc	109,196	734,217
Bunzl plc	45,397	1,616,650
Compass Group plc	68,706	1,672,301
Diageo plc	39,211	1,445,539
GSK plc	65,395	1,183,164
Howden Joinery Group plc	170,528	1,525,704
Smith & Nephew plc	113,864	1,413,023
Tesco plc	612,935	1,971,365
Unilever plc	40,012	1,980,785
		14,852,563
United States - 7.9%
Aurinia Pharmaceuticals, Inc. (a)(b)	28,574	222,020
Energy Recovery, Inc. (b)	30,516	647,244
Ferguson plc	6,427	1,057,622
Freeport-McMoRan, Inc.	19,334	720,965
Spotify Technology SA (b)	16,224	2,508,879
		5,156,730

Total Common Stocks (Cost $64,848,317)		$62,843,146

Warrants - 0.0% (c)	Shares	Fair Value
Switzerland - 0.0%(c)
Compagnie Financiere Richemont SA (Cost $0) (b)	8,320	$6,179

Diamond Hill International Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Registered Investment Companies - 10.2% (Continued)	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (d)	3,826,877	$3,828,025
State Street Navigator Securities Lending Portfolio I, 5.25% (d)(e)	2,811,244	2,811,244
Total Registered Investment Companies (Cost $6,638,880)		$6,639,269

Total Investment Securities - 106.5% (Cost $71,487,197)		$69,488,594

Liabilities in Excess of Other Assets - (6.5)%		(4,250,293)

Net Assets - 100.0%		$65,238,301

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $2,937,457.
(b)	Non-income producing security.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of September 30, 2023.
(e)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $287,986.

AB -	Aktiebolag
ADR -	American Depositary Receipt
AG -	Aktiengesellschaft
NV -	Naamloze Vennootschap
OYJ -	Julkinen Osakeyhtio
plc -	Public Limited Company
SA -	Societe Anonyme
SAB de CV-	Societe Anonima Bursatil de Capital Variable
SpA -	Societa per Azioni

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Corporate Credit - 4.7%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 2.8%
American Express Co.	2.550%	03/04/27	$500,000	$450,810
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	6,600,000	6,210,156
Bank of America Corp. (1* SOFR + 115) (a)(b)	1.319%	06/19/26	776,000	711,650
Capital One Financial Corp. (a)	1.343%	12/06/24	1,700,000	1,679,481
Capital One Financial Corp.	2.636%	03/03/26	1,000,000	943,768
Citigroup, Inc. (1* SOFR + 53) (a)	1.281%	11/03/25	2,750,000	2,597,266
Discover Bank	3.450%	07/27/26	801,000	728,457
Discover Financial Services	3.750%	03/04/25	1,949,000	1,871,457
Fifth Third Bancorp	1.707%	11/01/27	1,200,000	1,036,748
Goldman Sachs Group, Inc.	1.217%	12/06/23	1,000,000	991,713
Goldman Sachs Group, Inc. (a)	0.925%	10/21/24	5,000,000	4,960,505
Huntington National Bank	5.699%	11/18/25	1,300,000	1,270,635
JPMorgan Chase & Co.	0.768%	08/09/25	3,000,000	2,857,452
JPMorgan Chase & Co.	1.561%	12/10/25	3,700,000	3,496,803
JPMorgan Chase & Co. (b)	1.470%	09/22/27	1,600,000	1,401,738
Morgan Stanley (a)	0.791%	01/22/25	3,800,000	3,726,432
Morgan Stanley	0.790%	05/30/25	2,000,000	1,921,081
Royal Bank of Canada	0.750%	10/07/24	2,000,000	1,897,362
Royal Bank of Canada	4.950%	04/25/25	900,000	886,966
Toronto-Dominion Bank (The)	0.700%	09/10/24	900,000	857,124
Toronto-Dominion Bank (The)	1.250%	12/13/24	500,000	473,344
Truist Financial Corp.	5.602%	06/09/25	800,000	782,231
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	1,675,000	1,572,714
				43,325,893
Communications - 0.0% (c)
Fox Corp.	4.030%	01/25/24	450,000	446,809

Consumer Cyclical - 0.4%
General Motors Financial Co.	1.250%	01/08/26	3,700,000	3,306,965
Honda Motor Co.	2.271%	03/10/25	900,000	857,629
Hyundai Capital America (d)	5.650%	06/26/26	900,000	892,335
Mercedes-Benz Financing (d)	2.700%	06/14/24	1,000,000	978,516
				6,035,445
Consumer Non-Cyclical - 0.2%
Baxter International, Inc.	0.868%	12/01/23	1,800,000	1,785,698

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 4.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 0.2% (Continued)
Mondelez International, Inc. (d)	0.750%	09/24/24	$300,000	$285,436
Pfizer, Inc.	4.450%	05/19/26	900,000	879,217
				2,950,351
Electric - 0.2%
DTE Energy Co.	1.050%	06/01/25	500,000	461,249
WEC Energy Group, Inc.	0.800%	03/15/24	2,750,000	2,685,438
				3,146,687
Energy - 0.2%
Devon Energy Corp.	5.250%	09/15/24	1,000,000	992,402
Energy Transfer Operating, LP	4.500%	04/15/24	925,000	917,070
Energy Transfer Operating, LP	5.500%	06/01/27	1,000,000	984,298
TransCanada Pipeline Ltd.	1.000%	10/12/24	750,000	712,486
				3,606,256
Insurance - 0.8%
Athene Global Funding (d)	2.500%	01/14/25	1,450,000	1,370,383
Equitable Financial Life (d)	1.100%	11/12/24	3,050,000	2,879,619
Met Life Global Funding I (d)	0.700%	09/27/24	1,200,000	1,140,342
New York Life Global Funding (d)	0.900%	10/29/24	800,000	757,994
Principal Life Global Funding II (d)	0.750%	08/23/24	1,265,000	1,205,659
Protective Life Global Funding (d)	0.473%	01/12/24	2,945,000	2,901,254
Protective Life Global Funding (d)	0.781%	07/05/24	1,700,000	1,633,600
				11,888,851
Technology - 0.0% (c)
Dell International, LLC / EMC Corp.	4.900%	10/01/26	300,000	292,696

Transportation - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (d)	4.800%	02/15/29	382,418	366,685
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	1,394,000	1,253,834

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 4.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.1% (Continued)
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	$819,400	$812,401
				2,432,920

Total Corporate Credit (Cost $76,419,611)				$74,125,908

Securitized - 81.8%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.0%
BXG Receivables Note Trust, Series 2018-A, Class C (d)	4.440%	02/02/34	$491,407	$464,145
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (d)	1.830%	03/20/41	3,588,000	3,064,507
Diamond Resorts Owner Trust, Series 2019-1, Class B (d)	3.530%	02/20/32	178,105	178,009
Diamond Resorts Owner Trust, Series 2019-1A, Class D (d)	5.250%	02/20/32	350,511	350,373
Diamond Resorts Owner Trust, Series 2021-1A, Class B (d)	2.050%	11/21/33	1,052,588	969,123
Diamond Resorts Owner Trust, Series 2021-1A, Class C (d)	2.700%	11/21/33	565,390	517,401
Diamond Resorts Owner Trust, Series 2021-1A, Class D (d)	3.830%	11/21/33	300,739	271,386
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(d)	4.450%	01/25/26	8,850,000	7,663,001
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(d)	3.620%	07/25/26	9,900,000	8,118,050
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (d)	3.850%	10/25/26	14,280,000	11,718,389
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (d)	7.900%	07/25/27	4,850,000	4,761,987
Gold Key Resorts, LLC, Series 2014-A, Class A (d)	3.220%	03/17/31	4,491	4,466
Helios Issuer, LLC, Series 2020-4, Class A (d)	2.980%	06/20/47	1,496,656	1,331,371
Helios Issuer, LLC, Series 2021-A, Class A (d)	1.800%	02/20/48	1,050,656	883,639

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.0% (Continued)
Helios Issuer, LLC, Series 2022-C, Class C (d)	6.000%	11/22/49	$2,845,216	$2,399,217
Helios Issuer, LLC, Series 2023-B, Class C (d)	6.000%	08/22/50	985,285	854,605
Hero Funding Trust, Series 2016-4B, Class B (d)	4.990%	09/20/47	182,128	177,434
Holiday Inn Timeshare Trust, Series 2020-A, Class C (d)	3.420%	10/09/39	774,051	711,796
Holiday Inn Timeshare Trust, Series 2020-A, Class D (d)	5.500%	10/09/39	360,024	332,421
Holiday Inn Timeshare Trust, Series 2020-A, Class E (d)	6.500%	10/09/39	2,052,135	1,888,666
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (d)	2.290%	01/20/48	2,430,886	1,825,130
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (d)	2.220%	03/20/48	1,854,263	1,336,096
Mosaic Solar Loans, LLC, Series 2017-2, Class B (d)	4.770%	06/22/43	372,103	328,549
Mosaic Solar Loans, LLC, Series 2020-1, Class A (d)	2.100%	04/20/46	1,370,619	1,155,294
Mosaic Solar Loans, LLC, Series 2020-1A, Class B (d)	3.100%	04/20/46	1,096,495	934,794
Mosaic Solar Loans, LLC, Series 2021-1, Class D (d)	3.710%	12/20/46	606,807	509,712
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (d)	8.180%	09/22/53	11,000,000	9,764,516
MVW Own Trust, Series 2021-1W, Class D (d)	3.170%	01/22/41	1,030,459	918,440
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(d)	9.565%	05/25/27	3,625,000	3,627,319
Renew Financial, LLC, Series 2017-1, Class A (d)	3.670%	09/20/52	956,458	846,355
Renew Financial, LLC, Series 2017-1, Class B (d)	5.750%	09/20/52	275,741	261,237
Sierra Receivables Funding, Series 2022-2A, Class D (d)	9.220%	06/20/40	738,651	728,980
SPS Servicer Advance Receivables, Series 2020-T2, Class B (d)	2.130%	11/15/55	2,213,000	1,952,169

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 5.0% (Continued)
SPS Servicer Advance Receivables, Series 2020-T2, Class D (d)	3.160%	11/15/55	$3,000,000	$2,554,303
Westgate Resorts, Series 2020-1A, Class C (d)	6.213%	03/20/34	598,304	591,000
Westgate Resorts, Series 2023-1A, Class D (d)	10.140%	12/20/37	4,873,164	4,840,929
				78,834,809
Agency MBS CMO - 2.4%
FHLMC, Series 2979, Class FP (1* SOFR + 45) (a)	5.878%	05/15/35	251,184	246,189
FHLMC, Series 3121, Class FM (1* SOFR + 40) (a)	5.828%	03/15/36	226,670	221,881
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.528%	11/15/37	410,890	405,565
FHLMC, Series 3925, Class FL (1* SOFR + 45) (a)	5.878%	01/15/41	47,068	46,728
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.928%	07/15/41	185,838	182,169
FHLMC, Series 4314, Class PF (1* SOFR + 40) (a)	5.828%	07/15/43	78,957	77,910
FHLMC, Series 5171, Class UK	2.000%	12/25/51	1,163,171	562,010
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.079%	07/25/36	457,329	457,883
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.809%	11/25/36	200,329	196,101
FNMA, Series 2010-136, Class FA (1* SOFR + 50) (a)	5.929%	12/25/40	192,774	187,477
FNMA, Series 2011-86, Class KF (1* SOFR + 55) (a)	5.979%	09/25/41	324,351	316,857
FNMA, Series 2011-127, Class ZU	3.500%	12/25/41	4,530,751	3,985,770
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.829%	02/25/42	139,966	136,839
FNMA, Series 2012-33, Class F (1* SOFR + 52) (a)	5.949%	04/25/42	97,442	95,701
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	2,215,215	2,040,878
FNMA, Series 2017-28, Class LK	4.000%	03/25/53	1,006,026	972,957
GNMA, Series 2023-81, Class MV	5.500%	05/20/34	9,892,712	9,670,704

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 2.4% (Continued)
GNMA, Series 2023-81, Class QV	5.500%	05/20/34	$6,767,511	$6,675,806
GNMA, Series 2023-67, Class AC	6.000%	05/20/53	8,970,648	8,944,168
GNMA, Series 2012-H29, Class SA (1* TSFR1M + 63) (a)	5.947%	10/20/62	434,345	432,247
GNMA, Series 2012-H23, Class SA (1* TSFR1M + 64) (a)	5.962%	10/20/62	2,461,276	2,451,411
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	72,290	71,607
				38,378,858
Agency MBS CMO Derivatives - 0.0% (c)
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.172%	05/15/36	420,844	37,238
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	1,168,958	51,716
FNMA, Series 301, Class I (PO)	0.000%	04/25/29	141,061	126,853
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.121%	05/25/40	264,686	19,292
FNMA, Series 2014-45, Class IO (IO)	4.000%	08/25/44	380,581	44,185
GNMA, Series 2015-16, Class IL (IO)	4.000%	03/20/42	761,246	21,246
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.460%	05/20/63	11,535,548	49,588
GNMA, Series 2016-H20, Class GI (IO) (a)	0.000%	08/20/66	8,382,861	7,921
GNMA, Series 2018-H08, Class NI (IO) (a)	0.819%	05/20/68	6,532,297	35,552
GNMA, Series 2019-H04, Class IO (IO) (a)	1.544%	03/20/69	14,311,204	226,647
				620,238
Agency MBS Passthrough - 4.5%
FHLMC, Pool #FG G60257	5.500%	06/01/41	356,909	356,856
FHLMC, Pool #FR QG9457	6.500%	08/01/53	14,023,955	14,091,559
FNMA, Pool #FN BP6608	2.205%	08/01/50	2,182,280	1,982,144
FNMA, Pool #BM7138	1.694%	10/01/51	8,313,497	7,287,729
GNMA, Pool #G2 CM7497C	5.000%	08/20/52	6,372,275	5,943,169
GNMA, Pool #G2 CW0334C	7.000%	07/20/63	6,031,017	6,156,176
GNMA, Series 2023-112, Class ET	7.000%	08/20/63	33,071,705	34,245,090
				70,062,723
Auto Loan - 6.1%
ACM Auto Trust, Series 2023-1A, Class C (d)	8.590%	01/22/30	4,000,000	3,989,990
ACM Auto Trust, Series 2023-2A, Class A (d)	7.970%	06/20/30	3,322,594	3,325,440

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.1% (Continued)
American Credit Acceptance Receivables Trust, Series 2020-3, Class F (d)	5.940%	06/14/27	$6,750,000	$6,667,869
American Credit Acceptance Receivables Trust, Series 2020-4, Class F (d)	5.220%	08/13/27	2,800,000	2,771,911
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (d)	1.190%	01/15/27	1,606,058	1,570,641
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class B (d)	2.020%	02/16/27	2,223,000	2,094,888
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (d)	9.840%	03/15/29	7,400,000	7,562,426
CarNow Auto Receivables Trust, Series 2021-1A, Class C (d)	2.160%	02/17/26	220,376	218,715
CarNow Auto Receivables Trust, Series 2021-1A, Class D (d)	3.640%	02/17/26	2,250,000	2,217,721
CarNow Auto Receivables Trust, Series 2023-1A, Class B (d)	6.950%	03/16/26	3,000,000	2,986,509
CarNow Auto Receivables Trust, Series 2021-1A, Class E (d)	5.120%	07/15/27	2,500,000	2,444,544
CarNow Auto Receivables Trust, Series 2023-1A, Class D (d)	7.990%	02/15/28	3,500,000	3,436,078
Chase Auto Credit Linked Notes, Series 2021-3, Class D (d)	1.009%	02/26/29	901,612	858,217
Chase Auto Credit Linked Notes, Series 2021-3, Class E (d)	2.102%	02/26/29	751,343	713,907
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (d)	7.620%	12/15/33	7,000,000	6,959,023
Credito Real USA Auto Receivable, Series 2021-1, Class A (d)	1.350%	02/16/27	536,982	532,485
FHF Trust, Series 2021-2A, Class A (d)	0.830%	12/15/26	2,243,411	2,150,192
FHF Trust, Series 2021-1, Class A (d)	1.270%	03/15/27	694,034	670,545
FHF Trust, Series 2021-2A, Class B (d)	1.630%	09/15/27	10,900,000	9,820,013
First Help Financial, LLC, Series 2023-1A, Class C (d)	7.880%	07/15/30	12,907,000	12,480,355
JPMorgan Chase Bank, NA, Series 2021-2, Class E (d)	2.280%	12/26/28	422,990	412,269

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 6.1% (Continued)
Lobel Automobile Receivables Trust, Series 2023-1, Class A (d)	6.970%	07/15/26	$3,395,651	$3,395,828
OneMain Direct Auto Receivables, Series 2019-1, Class D (d)	4.680%	04/14/31	5,500,000	5,140,815
Veros Auto Receivables Trust, Series 2021-1, Class B (d)	1.490%	10/15/26	4,373,032	4,288,790
Veros Auto Receivables Trust, Series 2021-1, Class C (d)	3.640%	08/15/28	5,000,000	4,704,874
Veros Auto Receivables Trust, Series 2023-1, Class A (d)	7.120%	11/15/28	4,971,246	4,979,470
				96,393,515
CRE/CLO - 8.8%
A10 Securitization, Series 2021-D, Class D (d)	4.409%	10/01/38	7,546,818	6,594,082
A10 Securitization, Series 2021-D, Class E (d)	4.937%	10/01/38	3,575,985	3,071,640
A10 Securitization, Series 2020-C, Class C (d)	3.363%	08/15/40	1,844,654	1,818,637
A10 Securitization, Series 2019-B, Class C (d)	3.781%	08/15/40	1,936,889	1,933,809
A10 Securitization, Series 2020-C, Class D (d)	4.129%	08/15/40	11,991,000	11,801,830
A10 Securitization, Series 2020-C, Class E (d)	5.465%	08/15/40	1,050,000	945,562
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(d)	8.045%	12/18/37	6,000,000	5,670,492
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(d)	8.545%	12/18/37	2,000,000	1,855,862
ACREC, Series 2021-FL1, Class E (1* TSFR1M + 311) (a)(d)	8.445%	10/16/36	3,000,000	2,787,822
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (a)(d)	6.508%	11/17/38	1,690,916	1,664,384
Bancorp Commercial Mortgage Trust (The), Series 2017-CRE2, Class D (1* Prime + 375) (a)(d)	9.193%	08/15/32	273,383	271,247
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (a)(d)	7.345%	01/18/36	2,750,000	2,640,781
BrightSpire Capital, Inc., Series 2021-FL1, Class A (1* TSFR1M + 126) (a)(d)	6.592%	08/19/38	7,950,000	7,759,494
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (d)	6.347%	02/15/38	9,031,779	8,511,784

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 8.8% (Continued)
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(d)(e)	7.378%	02/15/38	$4,725,000	$3,805,907
BXMT Ltd., Series 2020-FL2, Class E (1* TSFR1M + 216) (a)(d)(e)	7.478%	02/15/38	3,500,000	2,771,902
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (d)	6.828%	02/18/38	5,100,000	4,442,350
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(d)(e)	7.697%	05/15/38	8,250,000	6,568,188
FS Rialto Issuer Ltd., Series 2021-FL2, Class A (1* TSFR1M + 133) (d)	6.665%	05/16/38	9,416,267	9,254,232
FS Rialto Issuer Ltd., Series 2021-FL2, Class AS (1* TSFR1M + 166) (d)	6.995%	05/16/38	1,586,500	1,501,890
HERA Commerical Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (d)	7.376%	02/18/38	10,000,000	9,476,940
KKR Financial Management, Series 2021-FL2, Class A (d)	6.517%	02/15/39	4,500,000	4,439,340
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (d)	6.747%	02/15/39	2,250,000	2,145,987
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* TSFR1M + 261) (a)(d)(e)	7.925%	04/15/34	11,250,000	10,806,750
LoanCore Issuer Ltd., Series 2021-CRE6, Class A (1* TSFR1M + 141) (d)	6.747%	11/15/38	4,320,000	4,222,433
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(d)	6.647%	07/15/36	1,904,000	1,858,032
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class D (d)	7.947%	07/15/36	500,000	487,399
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (d)	8.480%	02/19/37	300,000	277,472
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(d)	11.056%	09/17/37	1,250,000	1,238,784
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(d)	6.446%	08/09/37	2,682,552	2,643,513

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 8.8% (Continued)
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(d)	7.246%	08/09/37	$2,000,000	$1,920,796
PFP Ltd., Series 2021-7, Class A-S (1* TFSR1M + 126) (d)	6.597%	04/14/38	2,454,464	2,430,034
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(d)	7.847%	04/14/38	2,499,875	2,384,673
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (d)	8.447%	04/14/38	2,249,888	2,140,194
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(d)	6.527%	09/15/36	1,058,806	1,036,030
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class C (1* TSFR1M + 226) (a)(d)	7.597%	09/15/36	2,000,000	1,902,188
Starwood Commercial Mortgage Trust, Series 2019-FL1, Class AS (1* TSFR1M + 151) (d)	6.847%	07/15/38	1,367,000	1,325,990
TPG Real Estate Finance, Series 2019-FL3, Class C (d)	7.547%	10/17/34	2,750,000	2,695,025
				139,103,475
Credit Cards - 10.1%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (d)	4.630%	07/15/25	5,000,000	4,919,182
Continental Credit Card, LLC, Series 2019-1, Class B (d)	4.950%	08/15/26	6,969,579	6,905,542
Continental Credit Card, LLC, Series 2019-1, Class C (d)	6.160%	08/15/26	3,000,000	2,891,419
Continental Credit Card, LLC, Series 2020-A, Class A (d)	2.240%	12/15/28	3,600,000	3,497,390
Continental Credit Card, LLC, Series 2020-A, Class B (d)	3.660%	12/15/28	9,200,000	8,592,230
Continental Credit Card, LLC, Series 2021-A, Class B (d)	3.490%	12/17/29	6,700,000	6,133,501
Continental Credit Card, LLC, Series 2021-A, Class C (d)	4.020%	12/17/29	6,900,000	6,005,668
Continental Credit Card, LLC, Series 2021-A, Class D (d)	6.010%	12/17/29	16,210,000	13,622,103

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 10.1% (Continued)
Continental Credit Card, LLC, Series 2022-A, Class C (d)	9.330%	10/15/30	$4,100,000	$3,866,111
Continental Credit Card, LLC, Series 2022-A, Class D (d)	12.420%	10/15/30	5,000,000	4,641,640
Genesis Private Label Amortization Trust, Series 2020-1, Class D (d)	6.630%	07/20/30	6,157,258	6,103,878
Genesis Private Label Amortization Trust, Series 2020-1, Class E (d)	9.760%	07/20/30	2,625,000	2,552,358
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (d)	2.090%	12/21/26	2,350,000	2,071,945
Genesis Sales Finance Master Trust, Series 2021-AA, Class E (d)	3.770%	12/21/26	6,000,000	5,140,712
Genesis Sales Finance Master Trust, Series 2021-AA, Class F (d)	5.590%	12/21/26	4,000,000	3,299,120
Genesis Sales Finance Master Trust, Series 2022-B, Class C (d)	9.530%	09/20/27	5,000,000	4,979,645
Genesis Sales Finance Master Trust, Series 2022-A, Class D (d)	10.970%	09/20/27	4,350,000	4,266,055
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (d)	2.500%	09/21/26	23,685,000	22,672,374
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (d)	3.200%	09/21/26	4,000,000	3,832,702
Mercury Financial Credit Card Master Trust, Series 2022-2A, Class C (d)	10.830%	03/22/27	8,000,000	7,835,794
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (d)	10.680%	06/21/27	3,500,000	3,483,640
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class D (d)	17.760%	06/21/27	4,000,000	4,023,667
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (d)	8.040%	09/20/27	7,000,000	7,025,146
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class D (d)	17.070%	09/20/27	10,000,000	10,058,659
Mission Lane Credit Card Master, Series 2023-A, Class D (d)	11.950%	07/17/28	5,500,000	5,462,165

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 10.1% (Continued)
Mission Lane Credit Card Master, Series 2023-A, Class E (d)	15.730%	07/17/28	$5,500,000	$5,434,997
				159,317,643
Equipment - 0.9%
Business Jet Securities, LLC, Series 2020-1, Class B (d)	3.967%	11/15/35	444,226	415,492
Business Jet Securities, LLC, Series 2020-1, Class C (d)	7.142%	11/15/35	661,689	640,938
Business Jet Securities, LLC, Series 2021-1A, Class B (d)	2.918%	04/15/36	871,274	773,781
Business Jet Securities, LLC, Series 2021-1A, Class C (d)	5.067%	04/15/36	1,250,779	1,164,231
NMEF Funding, LLC, Series 2023-A, Class C (d)	8.040%	06/17/30	3,000,000	2,924,404
Octane Receivables Trust, Series 2021-1A, Class C (d)	2.230%	11/20/28	3,000,000	2,771,118
Post Road Equipment Finance, Series 2021-1A, Class E (d)	4.360%	03/15/29	1,340,000	1,323,445
Stellar Jay Ireland DAC, Series 2021-1, Class B (d)	5.926%	10/15/41	6,630,343	4,702,836
				14,716,245
HECM - 4.6%
Boston Lending Trust, Series 2022-1, Class M2 (d)(e)	2.750%	02/25/62	1,046,203	707,195
Brean Asset Backed Securities, Series 2021-RM2, Class A (a)(d)	1.750%	10/25/61	7,935,268	6,796,941
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (d)(e)	3.000%	07/25/62	1,445,861	987,386
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (d)	5.250%	01/25/63	2,250,000	1,882,727
Brean Asset Backed Securities, Series 2023-SRM1, Class M2 (d)	4.000%	09/25/63	4,750,000	3,810,762
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (d)	4.000%	09/25/63	4,000,000	2,960,781
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (d)	3.750%	04/25/25	4,925,557	4,826,169

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 4.6% (Continued)
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (d)	3.750%	04/25/25	$3,000,000	$2,678,826
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M3 (d)	3.849%	10/27/31	3,000,000	2,733,343
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(d)	5.084%	02/25/32	1,600,000	1,363,011
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M5 (d)	7.870%	02/25/32	8,000,000	6,509,765
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (d)	6.000%	08/01/32	6,500,000	5,637,916
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (d)	3.000%	06/25/36	9,000,000	7,018,785
RMF Buyout Issuance Trust, Series 2021-HB1, Class A (d)	1.259%	11/25/31	2,096,511	2,004,694
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (d)	3.690%	11/25/31	3,000,000	2,570,838
RMF Buyout Issuance Trust, Series 2021-HB1, Class M4 (d)	4.704%	11/25/31	6,350,000	5,313,048
RMF Buyout Issuance Trust, Series 2020-HB1, Class M2 (d)	3.630%	10/25/50	1,000,000	819,508
RMF Proprietary Issuance Trust, Series 2021-2, Class A (a)(d)	2.125%	09/25/61	8,746,935	6,210,072
RMF Proprietary Issuance Trust, Series 2021-2, Class M2 (d)	2.125%	09/25/61	2,607,981	1,490,954
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(d)	3.000%	01/25/62	953,842	790,663
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(d)	3.750%	06/25/62	2,600,000	1,400,400
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(d)	3.000%	01/25/62	1,600,000	1,111,172
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (d)	3.000%	01/25/62	4,000,000	2,462,083
				72,087,039

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Hospitality - 1.3%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* TSFR1M + 130) (a)(d)	6.879%	07/15/35	$4,700,000	$4,639,931
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (d)	7.129%	07/15/35	3,500,000	3,391,142
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(d)	7.578%	05/15/35	6,000,000	5,848,993
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(d)	7.093%	07/15/25	3,476,136	3,406,116
Hawaii Hotel Trust, Series 2019-MAUI, Class E (1* TSFR1M + 221) (d)	7.517%	05/15/38	3,000,000	2,925,607
				20,211,789
Industrial - 1.0%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (d)	6.547%	09/15/36	10,000,000	9,608,296
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(d)	7.097%	09/15/36	6,405,000	6,109,512
				15,717,808
Manufactured Housing - 0.1%
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(d)	5.985%	11/25/44	1,100,000	1,034,780

Multifamily - 9.6%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(d)	7.926%	11/25/24	3,844,388	3,768,437
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(d)	7.626%	12/25/24	968,352	944,518
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(d)	7.576%	02/25/25	1,494,342	1,457,562
FREMF Mortgage Trust, Series 2018-KF45, Class B (1* SOFR + 195) (a)(d)	7.376%	03/25/25	1,125,798	1,078,283
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(d)	7.476%	10/25/25	2,133,604	2,050,270
FREMF Mortgage Trust, Series 2019-KF62, Class B (1* SOFR + 205) (a)(d)	7.476%	04/25/26	3,255,896	3,023,014

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 9.6% (Continued)
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(d)	7.576%	01/25/28	$2,254,710	$2,126,003
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (d)	7.476%	06/25/28	3,078,461	2,741,072
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(d)	7.326%	07/25/28	2,503,081	2,220,570
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(d)	7.466%	01/25/29	4,163,920	3,886,999
FREMF Mortgage Trust, Series 2019-KF59, Class B (1* SOFR + 235) (a)(d)	7.776%	02/25/29	2,045,713	1,919,587
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(d)	7.466%	08/25/29	5,358,101	4,969,638
MultiFamily Connecticut Avenue, Series 2019-01, Class B-10 (1* SOFR + 550) (a)(d)	10.929%	10/25/49	5,610,000	5,461,749
MultiFamily Connecticut Avenue, Series 2020-01, Class CE (1* SOFR + 750) (a)(d)	12.929%	03/25/50	7,063,000	6,992,996
MultiFamily Strcutured Credit Risk, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(d)	10.815%	07/25/41	6,154,000	5,197,476
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(d)	7.088%	07/25/41	16,069,880	15,042,583
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M2 (1* SOFR30A + 335) (d)	8.638%	07/25/41	39,250,000	35,540,769
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(d)	7.315%	01/25/51	6,763,753	6,553,036
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M2 (1* SOFR + 400) (a)(d)	9.065%	01/25/51	15,500,000	14,915,391
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR + 230) (a)(d)	7.615%	11/25/51	18,269,262	17,680,970
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M2 (1* SOFR + 400) (a)(d)	9.315%	11/25/51	5,400,000	5,124,464

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Multifamily - 9.6% (Continued)
MultiFamily Structured Credit Risk, Series 2021-MN3, Class B1 (1* SOFR + 685) (a)(d)	12.165%	11/25/51	$2,500,000	$2,296,997
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR + 425) (a)(d)	9.565%	05/25/52	6,698,564	6,746,490
				151,738,874
Non-Agency MBS 2.0 - 0.3%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.865%	02/25/50	2,207,074	1,965,567
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(d)	6.615%	03/25/51	1,858,726	1,752,998
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(d)	7.115%	03/25/51	1,402,883	1,280,804
				4,999,369
Non-Performing Loan - 0.1%
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(d)	3.086%	11/25/50	1,662,000	1,440,819

Non-QM - 0.0% (c)
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A3 (a)	4.329%	08/25/34	3,730	3,527

Office - 0.7%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (d)	6.596%	10/15/43	3,500,000	3,262,626
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(d)	7.696%	10/15/43	5,500,000	4,455,000
SFO Commerical Mortgage Trust, Series 2021-555, Class A (d)	6.596%	05/15/38	3,600,000	3,266,153
				10,983,779
Residential Transition Loan - 6.5%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (d)	3.280%	01/25/26	7,498,493	7,284,336
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (d)	5.610%	01/25/26	5,687,480	5,563,385

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 6.5% (Continued)
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(d)(e)	5.438%	05/25/25	$16,188,000	$14,622,480
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (d)	3.104%	03/28/29	7,500,000	6,819,898
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(d)	4.458%	02/25/26	2,750,000	2,463,460
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (d)	2.783%	06/25/26	1,500,000	1,358,306
LHOME Mortgage Trust, Series 2021-RTL2, Class M (d)	4.458%	06/25/26	4,000,000	3,495,566
LHOME Mortgage Trust, Series 2021-RTL3, Class A2 (d)	3.228%	09/25/26	8,250,000	7,392,236
LHOME Mortgage Trust, Series 2021-RTL3, Class M (d)	5.193%	09/25/26	5,000,000	4,334,761
LHOME Mortgage Trust, Series 2022-RTL1, Class M (d)	6.900%	02/25/27	7,927,500	7,210,060
New York Mortgage Trust, Series 2022-BPL1, Class A2 (d)	4.948%	11/25/27	5,500,000	5,225,815
ROC Securities Trust, Series 2021-RTL1, Class A2 (d)	3.351%	08/25/26	7,900,000	7,135,922
ROC Securities Trust, Series 2021-RTL1, Class M (d)	5.682%	08/25/26	6,745,000	5,940,635
Toorak Mortgage Corp., Series 2022-1, Class A2 (d)	4.948%	03/25/29	8,000,000	7,751,168
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (d)	9.500%	11/25/27	15,000,000	14,808,271
				101,406,299
Retail - 1.4%
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (a)(d)(e)	9.024%	06/15/36	4,690,500	4,210,446
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(d)	4.941%	04/15/36	4,575,000	4,421,647
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (d)	6.597%	02/15/40	4,177,450	3,989,028

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.4% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(d)	7.247%	02/15/40	$3,040,000	$2,815,416
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(d)	7.947%	02/15/40	2,083,200	1,867,011
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class E (1* SOFR + 365) (a)(d)	9.097%	02/15/40	5,680,000	5,055,832
				22,359,380
Single Family Rental - 3.9%
American Homes 4 Rent, Series 2014-SFR2, Class A (d)	3.790%	10/17/36	13,553,605	13,232,705
American Homes 4 Rent, Series 2014-SFR2, Class D (d)	3.678%	12/17/36	4,177,755	4,064,947
American Homes 4 Rent, Series 2015-SFR1, Class A (d)	3.467%	04/17/52	4,203,819	4,044,434
AMSR Trust, Series 2020-SFR2, Class G (d)	4.000%	07/17/37	500,000	461,617
Home Partners of America Trust, Series 2021-2, Class D (d)	2.652%	12/17/26	6,257,226	5,483,339
Progress Residential Trust, Series 2023-SFR2, Class E1 (d)	4.750%	10/17/28	3,141,000	2,726,005
Progress Residential Trust, Series 2019-SFR4, Class A (d)	2.687%	10/17/36	2,936,730	2,833,416
Progress Residential Trust, Series 2019-SFR4, Class B (d)	2.937%	10/17/36	2,300,000	2,217,358
Progress Residential Trust, Series 2020-SFR1, Class A (d)	1.732%	04/17/37	27,224,119	25,444,818
				60,508,639
Small Business - 3.9%
Credibility Asset Securitization, Series 2021-1A, Class A (d)	2.390%	04/15/26	12,000,000	11,639,237
Credibility Asset Securitization, Series 2021-1A, Class C (d)	3.380%	04/15/26	3,650,000	3,498,796
Credibility Asset Securitization, Series 2021-1A, Class B (d)	5.930%	04/15/26	2,676,000	2,558,765
FORA Financial Asset Securitization, Series 2021-1A, Class A (d)	2.620%	05/15/27	11,000,000	10,374,752

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 3.9% (Continued)
FORA Financial Asset Securitization, Series 2021-1A, Class B (d)	2.970%	05/15/27	$2,600,000	$2,424,335
FORA Financial Asset Securitization, Series 2021-1A, Class C (d)	3.850%	05/15/27	3,000,000	2,740,957
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(d)	7.950%	02/25/44	510,786	505,963
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(d)	9.250%	02/25/44	1,123,729	1,115,775
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(d)	7.600%	12/25/44	1,366,786	1,350,178
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(d)	8.750%	10/25/49	2,527,474	2,498,012
Newtek Small Business Loan Trust, Series 2023-1, Class B (d)	9.250%	07/25/50	6,368,902	6,340,957
OnDeck Asset Securitization Trust, Series 2023-1, Class C (d)	9.930%	08/19/30	5,000,000	4,918,445
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (d)	2.280%	05/17/27	3,500,000	3,349,855
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (d)	2.970%	05/17/27	3,250,000	3,069,104
OnDeck Asset Securitization Trust, Series 2021-1A, Class D (d)	4.940%	05/17/27	5,500,000	5,107,108
				61,492,239
Student Loan - 0.6%
College Ave Student Loans, Series 2018-A, Class B (d)	4.750%	12/26/47	798,144	751,396
College Ave Student Loans, Series 2018-A, Class C (d)	5.500%	12/26/47	486,655	467,366
College Ave Student Loans, Series 2019-A, Class C (d)	4.460%	12/28/48	2,523,899	2,345,923
College Ave Student Loans, Series 2021-A, Class B (d)	2.320%	07/25/51	1,621,770	1,426,693
College Ave Student Loans, Series 2021-A, Class D (d)	4.120%	07/25/51	1,182,241	1,090,946

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.6% (Continued)
CommonBond Student Loan Trust, Series 2017-BGS, Class C (d)	4.440%	09/25/42	$227,751	$183,852
Laurel Road Prime Student Loan, Series 2019-A, Class BFX (d)	3.000%	10/25/48	1,842,377	1,679,311
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(d)	6.684%	07/25/51	853,917	845,386
				8,790,873
Unsecured Consumer - 10.0%
ACHV ABS Trust, Series 2023-2PL, Class B (d)	6.880%	05/20/30	4,000,000	4,000,526
ACHV ABS Trust, Series 2023-2PL, Class C (d)	7.270%	05/20/30	1,450,000	1,451,603
ACHV ABS Trust, Series 2023-3PL, Class D (d)	8.360%	08/19/30	1,750,000	1,760,025
Affirm, Inc., Series 2022-Z1, Class B (d)	6.490%	06/15/27	2,500,000	2,397,855
Affirm, Inc., Series 2023-B, Class B (d)	7.440%	09/15/28	3,000,000	2,997,747
Avant Loans Funding Trust, Series 2021-REV1, Class C (d)	2.300%	07/15/30	10,750,000	10,170,146
Conn Funding II, LP, Series 2023-A, Class B (d)	10.000%	01/17/28	3,080,000	3,086,407
Freedom Financial Trust, Series 2022-3FP, Class D (d)	7.360%	08/20/29	11,500,000	11,387,438
LendingPoint Asset Securitization, Series 2022-C, Class D (d)	10.730%	02/15/30	4,920,000	4,486,663
Lendmark Funding Trust, Series 2020-2, Class B (d)	3.540%	04/21/31	2,000,000	1,763,746
Lendmark Funding Trust, Series 2020-2A, Class C (d)	4.690%	04/21/31	1,000,000	881,658
Mariner Finance Issuance Trust, Series 2019-A, Class C (d)	4.010%	07/20/32	2,560,000	2,508,463
Mariner Finance Issuance Trust, Series 2020-A, Class D (d)	5.750%	08/21/34	8,230,000	7,387,629
Mariner Finance Issuance Trust, Series 2021-AA, Class D (d)	4.340%	03/20/36	1,850,000	1,545,768
Oportun Funding XIV, LLC, Series 2021-A, Class C (d)	3.440%	03/08/28	4,323,239	4,169,926
Oportun Funding, LLC, Series 2019-A, Class D (d)	6.220%	08/08/25	4,320,230	4,168,744

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 10.0% (Continued)
Oportun Funding, LLC, Series 2022-1, Class C (d)	6.000%	06/15/29	$9,000,000	$8,624,479
Oportun Funding, LLC, Series 2022-2, Class A (d)	5.940%	10/09/29	2,905,853	2,897,562
Oportun Funding, LLC, Series 2021-B, Class A (d)	1.470%	05/08/31	3,500,000	3,196,184
Oportun Funding, LLC, Series 2021-B, Class D (d)	5.410%	05/08/31	7,650,000	6,921,156
Oportun Funding, LLC, Series 2022-A, Class C (d)	7.400%	06/09/31	7,600,000	7,207,360
Oportun Funding, LLC, Series 2022-A, Class D (d)	8.500%	06/09/31	1,500,000	1,370,266
Oportun Funding, LLC, Series 2021-C, Class B (d)	2.670%	10/08/31	13,000,000	11,681,075
Oportun Funding, LLC, Series 2021-C, Class C (d)	3.610%	10/08/31	3,750,000	3,336,651
Oportun Funding, LLC, Series 2021-C, Class D (d)	5.570%	10/08/31	3,500,000	3,067,316
Prosper Marketplace Issuance Trust, Series 2019-3A, Class CERT (a)(d)	0.000%	07/15/25	81,061,702	400,039
Prosper Marketplace Issuance Trust, Series 2023-1, Class B (d)	7.480%	07/16/29	2,300,000	2,303,369
Prosper Marketplace Issuance Trust, Series 2023-1, Class C (d)	8.290%	07/16/29	1,900,000	1,906,137
Prosper Marketplace Issuance Trust, Series 2023-1, Class D (d)	11.240%	07/16/29	1,900,000	1,903,440
Reach Financial, LLC, Series 2021-1A, Class B (d)	2.170%	05/15/29	3,800,000	3,585,876
Reach Financial, LLC, Series 2021-1A, Class C (d)	3.540%	05/15/29	6,700,000	6,032,923
Regional Management Issuance Trust, Series 2020-1, Class A (d)	2.340%	10/15/30	2,000,000	1,948,719
Regional Management Issuance Trust, Series 2020-1, Class B (d)	3.230%	10/15/30	2,500,000	2,327,682

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 81.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 10.0% (Continued)
Regional Management Issuance Trust, Series 2021-1, Class B (d)	2.420%	03/17/31	$895,000	$795,207
Regional Management Issuance Trust, Series 2021-1, Class C (d)	3.040%	03/17/31	4,650,000	4,016,160
Regional Management Issuance Trust, Series 2021-1, Class D (d)	5.070%	03/17/31	1,300,000	1,110,289
Upstart Pass-Through Trust, Series 2021-ST2, Class A (d)	2.500%	04/20/27	2,028,965	1,964,279
Upstart Pass-Through Trust, Series 2021-ST4, Class A (d)	2.000%	07/20/27	4,738,069	4,531,532
Upstart Pass-Through Trust, Series 2021-ST7, Class NT (d)	1.850%	09/20/29	946,841	927,842
Upstart Pass-Through Trust, Series 2022-ST1, Class A (d)	2.600%	03/20/30	1,549,722	1,501,735
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (d)	4.250%	06/17/30	3,127,325	3,031,875
Upstart Structured Pass-Through Trust, Series 2022-4A, Class A (d)	7.010%	11/15/30	1,933,608	1,934,500
Upstart Structured Pass-Through Trust, Series 2022-4A, Class B (d)	8.540%	11/15/30	5,000,000	5,034,550
				157,722,547

Total Securitized (Cost $1,345,942,946)				$1,287,925,267

Treasury - 4.7%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Notes (b)	0.125%	10/15/23	$10,000,000	$9,981,262
U.S. Treasury Notes (b)	2.750%	11/15/23	10,000,000	9,967,197
U.S. Treasury Notes	2.625%	12/31/23	10,000,000	9,930,469
U.S. Treasury Notes (b)	1.750%	06/30/24	15,000,000	14,589,844
U.S. Treasury Notes (b)	0.375%	09/15/24	10,000,000	9,529,297
U.S. Treasury Notes	0.625%	10/15/24	10,000,000	9,517,969
U.S. Treasury Notes (b)	0.750%	11/15/24	5,000,000	4,749,219

Diamond Hill Short Duration Securitized Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Treasury - 4.7% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	$5,361,622	$5,008,928
Total Treasury (Cost $75,183,508)				$73,274,185

Registered Investment Companies - 9.7%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (f)	135,290,448	$135,331,035
State Street Navigator Securities Lending Portfolio I, 5.25% (f)(g)	17,094,845	17,094,845
Total Registered Investment Companies (Cost $152,412,210)		$152,425,880

Total Investment Securities - 100.9% (Cost $1,649,958,275)		$1,587,751,240

Liabilities in Excess of Other Assets - (0.9)%		(13,798,099)

Net Assets - 100.0%		$1,573,953,141

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $30,034,786.
(c)	Percentage rounds to less than 0.1%.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2023 was $1,191,306,177, representing 75.7% of net assets.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2023 was $44,480,254 representing 2.8% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2023.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $13,615,000.

IO -	Interest Only
NA -	National Association
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
SOFR -	Secured Overnight Financing Rate
TSFR-	CME Term SOFR

Diamond Hill Core Bond Fund

Schedule of Investments

September 30, 2023 (Unaudited)

Corporate Credit - 16.3%	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2%
American Express Co.	2.250%	03/04/25	$1,050,000	$997,795
American Express Co.	5.282%	07/27/29	400,000	389,973
American Express Co.	5.043%	05/01/34	825,000	760,610
Bank of America Corp. (1* TSFR3M + 123) (a)	3.458%	03/15/25	975,000	961,983
Bank of America Corp. (1* TSFR3M + 90) (a)	2.015%	02/13/26	400,000	376,373
Bank of America Corp. (1* SOFR + 115) (a)	1.319%	06/19/26	150,000	137,561
Bank of America Corp. (1* TSFR3M + 184) (a)	3.824%	01/20/28	275,000	255,376
Bank of America Corp. (1* TSFR3M + 130) (a)	3.419%	12/20/28	1,000,000	900,125
Bank of America Corp.	3.194%	07/23/30	2,500,000	2,136,933
Bank of America Corp. (1* TSFR3M + 145)	2.884%	10/22/30	2,300,000	1,916,212
Bank of America Corp. (1* SOFR + 215) (a)	2.592%	04/29/31	450,000	361,616
Bank of America Corp.	4.571%	04/27/33	1,700,000	1,509,316
Bank of Montreal France	0.949%	01/22/27	630,000	561,732
Bank of New York Mellon Corp. (The)	5.802%	10/25/33	1,050,000	1,047,960
Bank of New York Mellon Corp. (The) (1* SOFR + 207) (a)	5.834%	10/25/33	500,000	491,497
Bank of Nova Scotia	3.450%	04/11/25	200,000	192,567
Capital One Financial Corp.	1.878%	11/02/27	1,000,000	870,247
Capital One Financial Corp.	5.468%	02/01/29	500,000	475,951
Capital One Financial Corp.	6.377%	06/08/34	500,000	471,858
Citigroup, Inc. (1* TSFR3M + 116) (a)	3.352%	04/24/25	200,000	196,433
Citigroup, Inc. (1* SOFR + 125) (a)	6.783%	07/01/26	100,000	101,798
Citigroup, Inc. (1* TSFR3M + 182) (a)	3.887%	01/10/28	900,000	838,970
Citigroup, Inc.	3.070%	02/24/28	800,000	725,681
Citigroup, Inc.	4.125%	07/25/28	150,000	136,471
Citigroup, Inc. (1* SOFR + 142) (a)(b)	2.976%	11/05/30	3,380,000	2,829,933
Citigroup, Inc.	2.666%	01/29/31	1,650,000	1,338,174
Citizens Bank NA	4.575%	08/09/28	1,350,000	1,232,978
Comerica Bank, Series BKNT	2.500%	07/23/24	250,000	239,314
Cooperative Rabobank UA (c)	2.625%	07/22/24	250,000	243,365
Discover Bank	3.450%	07/27/26	1,500,000	1,364,152
Discover Bank	4.650%	09/13/28	950,000	848,446
Fifth Third Bancorp	2.375%	01/28/25	275,000	261,101
Fifth Third Bancorp	1.707%	11/01/27	450,000	388,781
Fifth Third Bancorp	6.361%	10/27/28	500,000	495,581

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2% (Continued)
First Horizon Bank (b)	5.750%	05/01/30	$250,000	$223,769
Goldman Sachs Group, Inc.	0.657%	09/10/24	375,000	374,107
Goldman Sachs Group, Inc. (1* SOFR + 79) (a)	1.093%	12/09/26	950,000	849,999
Goldman Sachs Group, Inc.	1.948%	10/21/27	1,000,000	882,953
Goldman Sachs Group, Inc. (1* TSFR3M + 156) (a)	4.223%	05/01/29	650,000	601,269
Goldman Sachs Group, Inc.	2.600%	02/07/30	500,000	409,500
Goldman Sachs Group, Inc. (a)	1.992%	01/27/32	1,000,000	749,623
Goldman Sachs Group, Inc. (1* SOFR + 128) (a)	2.615%	04/22/32	2,700,000	2,108,907
Huntington Bancshares, Inc.	2.625%	08/06/24	125,000	120,824
Huntington Bancshares, Inc. (b)	4.443%	08/04/28	750,000	692,759
Huntington Bancshares, Inc.	5.023%	05/17/33	400,000	352,618
Huntington National Bank	5.699%	11/18/25	500,000	488,706
JPMorgan Chase & Co.	0.824%	06/01/25	1,350,000	1,299,582
JPMorgan Chase & Co.	0.768%	08/09/25	600,000	571,490
JPMorgan Chase & Co.	1.561%	12/10/25	200,000	189,016
JPMorgan Chase & Co. (1* SOFR + 80) (a)	1.045%	11/19/26	500,000	449,355
JPMorgan Chase & Co. (1* SOFR + 89) (a)	1.578%	04/22/27	400,000	356,973
JPMorgan Chase & Co.	1.470%	09/22/27	1,350,000	1,182,717
JPMorgan Chase & Co. (1* TSFR3M + 121) (a)	3.509%	01/23/29	1,425,000	1,292,556
JPMorgan Chase & Co. (1* SOFR + 115) (a)	2.069%	06/01/29	1,250,000	1,053,260
JPMorgan Chase & Co.	3.702%	05/06/30	1,500,000	1,337,821
JPMorgan Chase & Co. (1* SOFR + 151) (a)	2.739%	10/15/30	450,000	376,320
JPMorgan Chase & Co.	2.545%	11/08/32	475,000	367,600
KeyBank NA (a)	5.536%	06/14/24	500,000	491,979
KeyBank NA	4.700%	01/26/26	250,000	237,059
KeyBank NA	5.000%	01/26/33	250,000	210,441
KeyCorp	2.550%	10/01/29	385,000	300,326
KeyCorp	4.789%	06/01/33	300,000	250,066
M&T Bank Trust Co.	5.400%	11/21/25	600,000	581,835
Morgan Stanley (1* SOFR + 46) (a)(b)	5.537%	01/25/24	500,000	499,895
Morgan Stanley	3.875%	01/27/26	500,000	478,027
Morgan Stanley	3.125%	07/27/26	200,000	185,759
Morgan Stanley	3.625%	01/20/27	100,000	93,353

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2% (Continued)
Morgan Stanley, Series GMTN (1* SOFR + 114) (a)	2.699%	01/22/31	$2,675,000	$2,187,109
Morgan Stanley (1* SOFR + 103) (a)	1.794%	02/13/32	2,900,000	2,147,589
Morgan Stanley	1.928%	04/28/32	750,000	557,100
Morgan Stanley	4.889%	07/20/33	1,000,000	908,626
PNC Bank NA	2.700%	10/22/29	250,000	203,387
PNC Financial Services Group, Inc. (The)	2.600%	07/23/26	250,000	230,729
PNC Financial Services Group, Inc. (The)	5.582%	06/12/29	500,000	485,057
PNC Financial Services Group, Inc. (The)	6.037%	10/28/33	850,000	824,901
PNC Financial Services Group, Inc. (The) (b)	5.939%	08/18/34	1,000,000	960,822
Regions Financial Corp.	2.250%	05/18/25	275,000	256,533
Royal Bank of Canada	4.950%	04/25/25	375,000	369,569
Royal Bank of Canada, Series H	1.150%	07/14/26	200,000	176,727
Royal Bank of Canada (b)	4.900%	01/12/28	500,000	485,645
Royal Bank of Canada (b)	3.875%	05/04/32	300,000	261,497
Royal Bank of Canada (b)	5.000%	05/02/33	1,000,000	929,074
State Street Corp. (1* SOFR + 94) (a)	2.354%	11/01/25	175,000	167,734
State Street Corp.	5.272%	08/03/26	700,000	693,424
State Street Corp. (a)	4.164%	08/04/33	300,000	261,905
Toronto-Dominion Bank (The)	0.750%	01/06/26	350,000	312,286
Toronto-Dominion Bank (The) (b)	1.200%	06/03/26	700,000	620,711
Toronto-Dominion Bank (The)	5.156%	01/10/28	500,000	487,996
Toronto-Dominion Bank (The), Series C	5.523%	07/17/28	500,000	493,519
Toronto-Dominion Bank (The)	3.200%	03/10/32	236,000	193,175
Truist Financial Corp. (b)	5.900%	10/28/26	250,000	247,241
Truist Financial Corp.	6.047%	06/08/27	500,000	494,561
Truist Financial Corp.	4.873%	01/26/29	500,000	469,355
Truist Financial Corp.	1.887%	06/07/29	1,000,000	821,200
US Bancorp (b)	2.400%	07/30/24	100,000	97,135
US Bancorp	2.215%	01/27/28	800,000	705,756
US Bancorp	4.548%	07/22/28	300,000	281,792
US Bancorp	5.775%	06/12/29	450,000	438,021
US Bancorp (b)	4.839%	02/01/34	1,000,000	880,457
Wells Fargo & Co.	2.164%	02/11/26	1,050,000	991,176
Wells Fargo & Co. (1* SOFR + 200) (a)	2.188%	04/30/26	500,000	469,467

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Banking - 6.2% (Continued)
Wells Fargo & Co. (1* SOFR + 210) (a)	2.393%	06/02/28	$650,000	$570,030
Wells Fargo & Co., Series W (1* SOFR + 174) (a)	5.574%	07/25/29	900,000	878,032
Wells Fargo & Co. (a)	2.879%	10/30/30	1,500,000	1,248,683
Wells Fargo & Co.	3.350%	03/02/33	2,700,000	2,182,527
				70,707,875
Basic Industry - 0.1%
FMC Corp.	3.450%	10/01/29	300,000	252,623
Nucor Corp., CV	2.000%	06/01/25	250,000	234,730
Nucor Corp.	3.125%	04/01/32	250,000	206,653
PPG Industries, Inc.	2.400%	08/15/24	110,000	106,735
PPG Industries, Inc.	2.550%	06/15/30	300,000	246,839
Sherwin Williams Co.	3.300%	02/01/25	350,000	336,800
Sherwin-Williams Co.	2.300%	05/15/30	250,000	203,417
				1,587,797
Brokerage Asset Managers Exchanges - 0.3%
Ameriprise Financial, Inc.	3.000%	04/02/25	250,000	239,792
Ameriprise Financial, Inc.	5.150%	05/15/33	800,000	755,638
BlackRock, Inc.	4.750%	05/25/33	800,000	750,771
CBOE Global Markets, Inc.	3.650%	01/12/27	100,000	94,841
Charles Schwab Corp. (The) (a)(b)	5.853%	05/19/34	1,100,000	1,045,983
Charles Schwab Corp. (The) (a)	6.136%	08/24/34	450,000	437,740
Intercontinental Exchange, Inc.	4.950%	06/15/52	875,000	754,233
				4,078,998
Capital Goods - 0.5%
Carrier Global Corp.	2.722%	02/15/30	250,000	208,344
John Deere Capital Corp., Series I	4.950%	07/14/28	400,000	394,476
John Deere Capital Corp., Series I	4.700%	06/10/30	1,350,000	1,298,207
Johnson Controls International plc	2.000%	09/16/31	500,000	382,772
L3 Harris Technologies, Inc.	3.850%	12/15/26	1,050,000	994,330
Lennox International, Inc.	3.000%	11/15/23	100,000	99,638
Lockheed Martin Corp.	4.450%	05/15/28	250,000	241,954
Lockheed Martin Corp.	5.250%	01/15/33	425,000	419,803
Republic Services, Inc.	2.500%	08/15/24	200,000	194,251

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Capital Goods - 0.5% (Continued)
Waste Management, Inc., Series 19-SFR4, Class A (b)	3.125%	03/01/25	$400,000	$386,721
Waste Management, Inc.	1.150%	03/15/28	300,000	251,315
Waste Management, Inc.	4.625%	02/15/30	875,000	835,711
				5,707,522
Communications - 0.9%
American Tower Corp.	3.125%	01/15/27	300,000	274,332
American Tower Corp.	5.800%	11/15/28	250,000	248,118
American Tower Corp.	2.100%	06/15/30	200,000	155,655
AT&T, Inc.	2.300%	06/01/27	650,000	575,540
AT&T, Inc.	2.550%	12/01/33	114,000	83,732
AT&T, Inc.	4.500%	05/15/35	100,000	85,297
AT&T, Inc., Class B	3.500%	06/01/41	400,000	277,892
AT&T, Inc.	4.300%	12/15/42	500,000	385,538
British Telecommunications plc (b)(c)	3.250%	11/08/29	275,000	237,387
Comcast Corp.	5.350%	11/15/27	450,000	449,765
Comcast Corp.	2.650%	02/01/30	100,000	84,466
Comcast Corp.	1.950%	01/15/31	1,025,000	801,395
Comcast Corp.	3.969%	11/01/47	144,000	107,436
Comcast Corp.	5.350%	05/15/53	925,000	843,416
Deutsche Telekom International Finance BV (c)	4.750%	06/21/38	100,000	86,828
Fox Corp.	4.030%	01/25/24	50,000	49,645
T Mobile USA, Inc.	5.750%	01/15/34	1,000,000	975,522
T Mobile USA, Inc. (b)	5.650%	01/15/53	400,000	365,301
T-Mobile USA, Inc.	3.375%	04/15/29	700,000	615,678
Verizon Communications, Inc.	1.750%	01/20/31	700,000	527,491
Verizon Communications, Inc.	2.355%	03/15/32	1,237,000	943,780
Verizon Communications, Inc.	4.500%	08/10/33	550,000	489,690
Walt Disney Co. (The)	2.000%	09/01/29	550,000	455,009
WarnerMedia Holdings, Inc. (b)	4.279%	03/15/32	1,225,000	1,039,803
				10,158,716
Consumer Cyclical - 1.3%
Amazon.com, Inc. (b)	3.450%	04/13/29	675,000	623,287
BMW US Capital, LLC (c)	3.900%	04/09/25	300,000	292,399

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Cyclical - 1.3% (Continued)
CVS Health Corp.	5.125%	02/21/30	$500,000	$480,912
CVS Health Corp.	3.750%	04/01/30	500,000	441,969
CVS Health Corp.	5.050%	03/25/48	250,000	207,711
CVS Health Corp.	5.875%	06/01/53	450,000	416,134
Dollar General Corp. (b)	5.450%	07/05/33	1,300,000	1,200,623
Expedia, Inc. (b)	3.800%	02/15/28	1,250,000	1,141,960
General Motors Co. (b)	5.400%	10/15/29	1,525,000	1,453,547
General Motors Financial Co., Inc.	1.500%	06/10/26	700,000	618,519
General Motors Financial Co., Inc.	2.700%	08/20/27	1,000,000	877,215
Honda Motor Co. (b)	2.534%	03/10/27	200,000	181,777
Lowes Cos., Inc.	2.625%	04/01/31	950,000	768,451
Lowes Cos., Inc.	5.625%	04/15/53	2,000,000	1,817,833
Mercedes-Benz Financing (c)	4.800%	03/30/28	500,000	484,367
Ross Stores, Inc.	4.800%	04/15/30	1,050,000	975,807
Toyota Motor Credit Corp.	0.500%	06/18/24	500,000	482,099
Toyota Motor Credit Corp. (b)	0.800%	01/09/26	300,000	270,645
Toyota Motor Credit Corp. (b)	4.550%	05/17/30	1,450,000	1,374,206
Walgreens Boots Alliance, Inc. (b)	3.200%	04/15/30	250,000	203,363
Walmart, Inc.	4.500%	04/15/53	450,000	387,334
				14,700,158
Consumer Non-Cyclical - 1.3%
Abbott Laboratories	4.750%	11/30/36	100,000	95,004
AbbVie, Inc.	3.600%	05/14/25	500,000	483,226
AbbVie, Inc.	2.950%	11/21/26	335,000	310,884
AbbVie, Inc.	3.200%	11/21/29	750,000	661,836
AbbVie, Inc.	4.550%	03/15/35	100,000	90,959
Amgen, Inc.	1.900%	02/21/25	310,000	294,775
Amgen, Inc.	3.000%	02/22/29	500,000	444,311
Amgen, Inc.	4.200%	03/01/33	400,000	355,629
Amgen, Inc.	5.600%	03/02/43	425,000	395,115
Anheuser-Busch Cos., LLC	4.700%	02/01/36	1,900,000	1,741,419
Baxter International, Inc.	1.915%	02/01/27	300,000	264,586
Bristol-Myers Squibb Co. (b)	2.950%	03/15/32	300,000	250,392
Constellation Brands, Inc.	3.150%	08/01/29	775,000	679,000
Constellation Brands, Inc.	2.250%	08/01/31	350,000	272,648

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Consumer Non-Cyclical - 1.3% (Continued)
HCA, Inc.	4.125%	06/15/29	$650,000	$588,433
Kroger Co. (The)	3.500%	02/01/26	1,250,000	1,189,862
Kroger Co. (The)	2.650%	10/15/26	100,000	91,733
Kroger Co. (The) (b)	2.200%	05/01/30	125,000	99,948
Kroger Co. (The)	1.700%	01/15/31	550,000	414,425
Laboratory Corp. of American Holdings	1.550%	06/01/26	375,000	335,916
Mondelez International, Inc. (c)	1.250%	09/24/26	300,000	264,833
Mondelez International, Inc.	3.000%	03/17/32	300,000	246,932
Pfizer, Inc.	5.340%	05/19/63	1,800,000	1,644,380
Phillip Morris International, Inc.	5.500%	09/07/30	1,500,000	1,458,583
Phillip Morris International, Inc. (b)	5.375%	02/15/33	900,000	853,053
Zoetis, Inc., Series 4006	2.000%	05/15/30	1,175,000	940,557
				14,468,439
Electric - 1.3%
Ameren Corp.	2.500%	09/15/24	130,000	125,734
American Electric Power, Inc.	1.000%	11/01/25	500,000	453,073
CMS Energy Corp.	2.950%	02/15/27	100,000	90,816
Dominion Energy, Inc.	1.450%	04/15/26	750,000	674,767
DTE Electric Co.	5.200%	04/01/33	450,000	436,380
DTE Energy Co., Series C	2.529%	10/01/24	150,000	144,718
DTE Energy Co., Series E	2.850%	10/01/26	100,000	91,804
DTE Energy Co., Series H	2.950%	03/01/30	125,000	104,643
Duke Energy Corp.	4.300%	03/15/28	825,000	782,267
Duke Energy Indiana, LLC	2.750%	04/01/50	370,000	211,878
Duke Energy Ohio, Inc. (b)	5.250%	04/01/33	250,000	241,353
Duke Energy Progress, Inc.	2.000%	08/15/31	600,000	461,981
Florida Power & Light Co. (b)	5.100%	04/01/33	500,000	483,697
Idaho Power Co.	5.500%	03/15/53	900,000	832,131
Idaho Power Co.	5.800%	04/01/54	1,850,000	1,773,641
MidAmerican Energy Co.	3.650%	04/15/29	350,000	319,777
Nevada Power Co., Series 2023A	6.000%	03/15/54	450,000	439,426
NextEra Energy Cap Holdings, Inc.	4.625%	07/15/27	1,535,000	1,479,521
Northern States Power Co. (b)	2.250%	04/01/31	500,000	399,076
Northern States Power Co.	5.100%	05/15/53	900,000	805,248
Oncor Electric Delivery Co., LLC	3.750%	04/01/45	490,000	362,224

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Electric - 1.3% (Continued)
Oncor Electric Delivery Co., LLC (c)	4.950%	09/15/52	$500,000	$435,556
PacifiCorp (b)	5.500%	05/15/54	450,000	381,652
PECO Energy Co.	3.000%	09/15/49	200,000	124,436
PPL Electric Utilities Corp.	5.000%	05/15/33	900,000	858,993
PPL Electric Utilities Corp.	3.000%	10/01/49	160,000	100,247
Public Service Co. of Colorado	4.500%	06/01/52	400,000	312,083
Public Service Electric & Gas Co.	2.250%	09/15/26	100,000	91,857
Southwestern Electric Power Co.	2.750%	10/01/26	100,000	91,805
WEC Energy Group, Inc.	0.800%	03/15/24	700,000	683,566
Wisconsin Power & Light Co.	1.950%	09/16/31	800,000	607,038
				14,401,388
Energy - 0.9%
BP Capital Markets America	4.812%	02/13/33	800,000	748,704
BP Capital Markets America	4.893%	09/11/33	500,000	469,412
ConocoPhillips Co.	5.550%	03/15/54	450,000	427,692
Coterra Energy, Inc.	3.900%	05/15/27	100,000	93,908
Diamondback Energy, Inc.	3.250%	12/01/26	200,000	186,992
Diamondback Energy, Inc.	6.250%	03/15/53	500,000	476,993
Energy Transfer Operating, LP	4.500%	04/15/24	75,000	74,357
Energy Transfer, LP	4.950%	05/15/28	1,100,000	1,052,369
Helmerich & Payne, Inc.	2.900%	09/29/31	1,650,000	1,304,963
Marathon Petroleum Corp.	5.000%	09/15/54	1,250,000	967,107
MPLX, LP	5.000%	03/01/33	1,000,000	911,237
Occidental Petroleum Corp. (b)	5.550%	03/15/26	1,575,000	1,554,241
Phillips 66	2.450%	12/15/24	100,000	95,945
Phillips 66	3.550%	10/01/26	100,000	94,189
Phillips 66	5.300%	06/30/33	875,000	837,315
Shell International Finance BV	2.375%	11/07/29	645,000	549,081
Shell International Finance BV	6.375%	12/15/38	73,000	77,850
Total Capital International SA	2.829%	01/10/30	120,000	104,078
				10,026,433
Insurance - 1.5%
Athene Global Funding (c)	2.500%	01/14/25	225,000	212,646
Equitable Financial Life (c)	1.800%	03/08/28	609,000	509,650
Jackson National Life Global Funding (c)	5.500%	01/09/26	800,000	781,753

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Insurance - 1.5% (Continued)
Lincoln National Corp. (b)	3.625%	12/12/26	$100,000	$92,902
MassMutual Global Funding (c)	4.150%	08/26/25	500,000	486,388
MassMutual Global Funding (c)	1.200%	07/16/26	400,000	354,050
MassMutual Global Funding (c)	2.150%	03/09/31	500,000	391,427
MassMutual Global Funding II (b)(c)	5.050%	06/14/28	500,000	488,077
Met Life Global Funding I (c)	5.400%	09/12/28	1,850,000	1,829,417
Met Life Global Funding I (c)	4.300%	08/25/29	1,000,000	935,018
Met Life Global Funding I (b)(c)	1.550%	01/07/31	900,000	676,114
Met Life Global Funding I (c)	5.150%	03/28/33	500,000	473,475
Met Tower Global Funding (c)	3.700%	06/13/25	350,000	337,151
New York Life Global Funding (c)	2.900%	01/17/24	100,000	99,151
New York Life Global Funding (c)	1.150%	06/09/26	50,000	44,294
New York Life Global Funding (c)	4.900%	06/13/28	1,000,000	972,236
New York Life Global Funding (c)	1.200%	08/07/30	1,250,000	938,981
Northwestern Mutual Global Funding (c)	4.000%	07/01/25	400,000	388,371
Northwestern Mutual Global Funding (c)	4.350%	09/15/27	400,000	383,417
Pacific Life Global Fund II (c)	1.450%	01/20/28	500,000	414,397
Pricoa Global Funding I (c)	5.550%	08/28/26	700,000	700,057
Pricoa Global Funding I (c)	5.100%	05/30/28	500,000	491,180
Principal Life Global Funding II (c)	1.250%	06/23/25	525,000	484,236
Principal Life Global Funding II (c)	0.875%	01/12/26	500,000	446,480
Progressive Corp.	3.200%	03/26/30	240,000	208,842
Protective Life Global Funding (c)	3.218%	03/28/25	285,000	272,948
Protective Life Global Funding (c)	5.209%	04/14/26	1,000,000	979,627
Protective Life Global Funding (c)	1.900%	07/06/28	650,000	551,452
Protective Life Global Funding (c)	1.737%	09/21/30	1,100,000	832,719
UnitedHealth Group, Inc.	4.200%	05/15/32	900,000	821,449
UnitedHealth Group, Inc.	5.350%	02/15/33	250,000	247,295
UnitedHealth Group, Inc.	4.250%	06/15/48	500,000	399,187
UnitedHealth Group, Inc.	5.200%	04/15/63	500,000	446,366
				17,690,753
Natural Gas - 0.1%
Atmos Energy Corp.	2.625%	09/15/29	310,000	268,555
Atmos Energy Corp.	4.125%	03/15/49	885,000	681,339
				949,894

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Other Utility - 0.1%
American Water Capital Corp.	2.800%	05/01/30	$300,000	$253,737
American Water Capital Corp.	2.300%	06/01/31	825,000	657,270
				911,007
REITS - 0.5%
Alexandria Real Estate Equities, Inc.	3.950%	01/15/28	100,000	92,672
American Homes 4 Rent	4.250%	02/15/28	100,000	93,005
Boston Properties, LP	2.750%	10/01/26	50,000	44,832
CubeSmart, LP	2.250%	12/15/28	2,700,000	2,258,547
ERP Operating, LP	2.850%	11/01/26	100,000	92,433
ERP Operating, LP	2.500%	02/15/30	150,000	124,166
Extra Space Storage, LP	3.875%	12/15/27	100,000	91,637
Public Storage (b)	1.850%	05/01/28	800,000	684,634
Realty Income Corp.	0.750%	03/15/26	1,375,000	1,217,689
Realty Income Corp.	3.000%	01/15/27	100,000	91,668
Spirit Realty, LP	4.450%	09/15/26	413,000	391,937
Spirit Realty, LP	2.100%	03/15/28	250,000	210,430
Spirit Realty, LP	4.000%	07/15/29	60,000	53,078
Spirit Realty, LP	3.200%	02/15/31	250,000	201,945
				5,648,673
Technology - 0.7%
Apple, Inc.	2.200%	09/11/29	250,000	214,484
Apple, Inc.	1.650%	05/11/30	300,000	243,233
Apple, Inc.	4.100%	08/08/62	1,025,000	788,326
Dell International, LLC / EMC Corp.	4.900%	10/01/26	638,000	622,466
Dell International, LLC / EMC Corp. (b)	5.300%	10/01/29	100,000	97,077
Dell International, LLC / EMC Corp. (b)	5.750%	02/01/33	350,000	340,068
Fidelity National Information Services, Inc.	1.650%	03/01/28	300,000	253,890
Mastercard, Inc.	2.000%	11/18/31	2,300,000	1,804,206
Oracle Corp.	2.875%	03/25/31	500,000	408,415
Oracle Corp.	3.600%	04/01/40	1,700,000	1,228,321
Oracle Corp.	6.900%	11/09/52	250,000	257,532
QUALCOMM, Inc.	6.000%	05/20/53	425,000	431,024
Visa, Inc.	3.150%	12/14/25	800,000	763,562
Xilinx, Inc.	2.375%	06/01/30	1,000,000	827,897
				8,280,501

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Corporate Credit - 16.3% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Transportation - 0.6%
Alaska Airlines Pass-Through Trust, Series 2020-1B, Class A (c)	4.800%	02/15/29	$114,725	$110,005
American Airlines Pass-Through Trust, Series 2016-2, Class AA	3.200%	12/15/29	313,650	282,113
Burlington North Santa Fe, LLC	5.050%	03/01/41	500,000	458,353
CSX Corp.	4.250%	11/01/66	100,000	74,565
FedEx Corp. (b)	2.400%	05/15/31	500,000	400,986
FedEx Corp., Series 2020-1, Class AA, CV	1.875%	02/20/34	1,280,363	1,032,569
Kirby Corp.	4.200%	03/01/28	600,000	557,877
Norfolk Southern Corp.	3.000%	03/15/32	600,000	494,356
Ryder System, Inc.	2.850%	03/01/27	500,000	454,966
Ryder System, Inc.	5.650%	03/01/28	500,000	494,895
Southwest Airlines Co. (b)	2.625%	02/10/30	1,300,000	1,071,054
U.S. Airways Pass-Through Trust, Series 2011-1, Class A	7.125%	04/22/25	22,123	22,123
United Airlines Pass-Through Trust, Series 2020-1B, Class B	4.875%	07/15/27	323,250	312,929
United Airlines Pass-Through Trust, Series 2020-1, Class A	5.875%	04/15/29	204,850	203,100
United Parcel Service, Inc. (b)	4.875%	03/03/33	900,000	867,017
				6,836,908

Total Corporate Credit (Cost $200,363,464)				$186,155,062

Government Related - 0.1%	Coupon	Maturity	Shares / Par Value	Fair Value
Government Owned, No Guarantee - 0.1%
Tennessee Valley Authority	4.250%	09/15/52	500,000	$409,791
Tennessee Valley Authority	4.625%	09/15/60	525,000	454,950
Total Government Related (Cost $1,247,847)				$864,741

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.9%
BXG Receivables Note Trust, Series 2018-A, Class C (c)	4.440%	02/02/34	$159,867	$150,998
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class B (c)	1.830%	03/20/41	1,000,000	854,099
Diamond Resorts Owner Trust, Series 2019-1, Class B (c)	3.530%	02/20/32	42,745	42,722
Diamond Resorts Owner Trust, Series 2021-1A, Class B (c)	2.050%	11/21/33	676,664	623,008
Diamond Resorts Owner Trust, Series 2021-1A, Class C (c)	2.700%	11/21/33	171,422	156,872
FMC GMSR Issuer Trust, Series 2020-GT1, Class A (a)(c)	4.450%	01/25/26	2,000,000	1,731,752
FMC GMSR Issuer Trust, Series 2021-GT1, Class A (a)(c)	3.620%	07/25/26	3,300,000	2,706,017
FMC GMSR Issuer Trust, Series 2021-GT2, Class A (c)	3.850%	10/25/26	3,900,000	3,200,400
FMC GMSR Issuer Trust, Series 2022-GT2, Class A (c)	7.900%	07/25/27	2,350,000	2,307,355
Gold Key Resorts, LLC, Series 2014-A, Class A (c)	3.220%	03/17/31	1,617	1,608
GoodGreen Trust, Series 2017-1A, Class A (c)	3.740%	10/15/52	166,023	148,604
GoodGreen Trust, Series 2020-1A, Class A (c)	2.630%	04/15/55	269,768	224,258
Helios Issuer, LLC, Series 2019-AA, Class A (c)	3.750%	06/20/46	87,655	77,265
Helios Issuer, LLC, Series 2020-4, Class A (c)	2.980%	06/20/47	213,808	190,196
Helios Issuer, LLC, Series 2021-A, Class A (c)	1.800%	02/20/48	505,123	424,827
Helios Issuer, LLC, Series 2022-C, Class C (c)	6.000%	11/22/49	1,896,811	1,599,478
Helios Issuer, LLC, Series 2023-B, Class C (c)	6.000%	08/22/50	788,228	683,684
Hero Funding Trust, Series 2016-2A, Class A (c)	3.750%	09/20/41	79,561	69,765
Hero Funding Trust, Series 2016-3A, Class A1 (c)	3.080%	09/20/42	119,952	103,217
Hero Funding Trust, Series 2016-4A, Class A1 (c)	3.570%	09/20/47	112,019	97,486
Hero Funding Trust, Series 2016-4B, Class B (c)	4.990%	09/20/47	41,724	40,649

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.9% (Continued)
Hero Funding Trust, Series 2017-3A, Class A1 (c)	3.190%	09/20/48	$100,815	$84,374
Hero Funding Trust, Series 2017-3A, Class A2 (c)	3.950%	09/20/48	368,837	317,877
Hero Funding Trust, Series 2018-1A, Class A2 (c)	4.670%	09/20/48	39,214	35,533
Holiday Inn Timeshare Trust, Series 2020-A, Class C (c)	3.420%	10/09/39	261,017	240,024
Loanpal Solar Loan Ltd., Series 2020-3GS, Class B (c)	3.450%	12/20/47	508,988	368,015
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A (c)	2.290%	01/20/48	479,780	360,223
Loanpal Solar Loan Ltd., Series 2021-1GS, Class B (c)	2.840%	01/20/48	771,979	544,233
Loanpal Solar Loan Ltd., Series 2021-2GS, Class A (c)	2.220%	03/20/48	713,178	513,883
Mill City Solar Loan Ltd., Series 2019-2GS, Class A (c)	3.690%	07/20/43	119,749	99,859
Mosaic Solar Loans, LLC, Series 2018-1, Class A (c)	4.010%	06/22/43	63,875	57,382
Mosaic Solar Loans, LLC, Series 2017-2, Class B (c)	4.770%	06/22/43	37,210	32,855
Mosaic Solar Loans, LLC, Series 2020-1, Class A (c)	2.100%	04/20/46	246,711	207,953
Mosaic Solar Loans, LLC, Series 2023-1A, Class B (c)	6.920%	06/20/53	2,577,034	2,451,719
Mosaic Solar Loans, LLC, Series 2023-2A, Class C (c)	8.180%	09/22/53	4,500,000	3,994,575
Mosaic Solar Loans, LLC, Series 2023-3A, Class A (c)	5.910%	11/20/53	2,313,954	2,253,932
PNMAC GMSR Issuer Trust, Series 2022-GT1, Class A (1* SOFR + 425) (a)(c)	9.565%	05/25/27	2,200,000	2,201,407
Renew Financial, LLC, Series 2017-1, Class A (c)	3.670%	09/20/52	268,970	238,008

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 2.9% (Continued)
Renew Financial, LLC, Series 2017-1, Class B (c)	5.750%	09/20/52	$20,054	$18,999
Renew Financial, LLC, Series 2017-2, Class A (c)	3.220%	09/22/53	29,074	25,030
SPS Servicer Advance Receivables, Series 2020-T2, Class D (c)	3.160%	11/15/55	994,000	846,326
Sunnova Solar Issuer, LLC, Series 2020-2A, Class A (c)	2.730%	11/01/55	3,792,699	2,975,858
Westgate Resorts, Series 2020-1A, Class C (c)	6.213%	03/20/34	303,755	300,046
				33,602,371
Agency CMBS - 2.5%
FARM Mortgage Trust, Series 2021-1, Class A (c)	2.180%	01/25/51	13,659,166	10,741,746
Farmer Mac Agricultural Real Estate, Series 2022-1, Class A (c)	2.540%	07/25/51	3,330,889	2,698,962
Farmer Mac Agricultural Real Estate, Series 2023-1, Class A (c)	2.631%	01/25/52	8,030,481	6,658,883
FNMA, Pool #FN AN3598	2.550%	12/01/28	259,775	230,282
FNMA, Pool #FN BL4548	2.430%	10/01/29	184,041	159,459
FNMA, Pool #BS0038	1.650%	01/01/31	2,000,000	1,569,176
FNMA, Pool #FN BS0915	1.620%	03/01/31	3,200,000	2,445,475
FNMA, Pool #FN AN6149	3.140%	07/01/32	750,000	637,635
FNMA, Pool #FN AN7612	3.280%	12/01/32	247,262	214,810
FNMA, Pool #FN 469130	4.870%	10/01/41	121,010	115,585
FNMA, Pool #FN AM5015	4.940%	12/01/43	726,568	677,832
FRESB Multifamily Mortgage Pass-Through Trust, Series 2018-SB57, Class A-10F	3.710%	07/25/28	2,306,368	2,149,103
				28,298,948
Agency MBS CMO - 26.0%
FHLMC, Series 306, Class F3, Pool #S2-0432 (1* SOFR + 30) (a)	5.728%	05/15/28	36,324	36,262
FHLMC, Series 4847, Class CV	3.500%	02/15/30	339,766	320,554
FHLMC, Series 2646, Class ZH	5.000%	07/15/33	136,765	128,608
FHLMC, Series 4265, Class FD (1* SOFR + 40) (a)	5.828%	01/15/35	188,455	184,478

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
FHLMC, Series 4613, Class AF (1* SOFR + 110) (a)	6.528%	11/15/37	$293,493	$289,689
FHLMC, Series 3605, Class PB	4.500%	11/15/39	53,030	49,532
FHLMC, Series 3617, Class PC	4.500%	12/15/39	70,099	65,487
FHLMC, Series 3740, Class FC (1* SOFR + 50) (a)	5.928%	10/15/40	66,178	64,349
FHLMC, Series 3759, Class ME	4.000%	11/15/40	508,690	449,099
FHLMC, Series 3811, Class TA	5.000%	02/15/41	262,142	253,655
FHLMC, Series 3895, Class BF (1* SOFR + 50) (a)	5.928%	07/15/41	65,280	63,991
FHLMC, Series 3923, Class CZ	5.000%	09/15/41	929,931	904,042
FHLMC, Series 3959, Class PZ	4.500%	11/15/41	3,705,840	3,371,957
FHLMC, Series 4074, Class JY	2.500%	07/15/42	500,000	402,308
FHLMC, Series 4116, Class YC	2.500%	10/15/42	1,290,000	912,325
FHLMC, Series 5149, Class CA	2.000%	01/15/43	1,049,335	681,139
FHLMC, Series 4165, Class ZT	3.000%	02/15/43	6,849,775	5,075,731
FHLMC, Series 4180, Class ZB	3.000%	03/15/43	172,063	114,500
FHLMC, Series 4183, Class NQ	3.000%	03/15/43	2,920,000	2,486,486
FHLMC, Series 4210, Class Z	3.000%	05/15/43	336,360	251,578
FHLMC, Series 4204, Class QZ	3.000%	05/15/43	679,625	406,314
FHLMC, Series 4447, Class YZ	4.000%	08/15/43	1,132,685	1,039,512
FHLMC, Series 4333, Class GL	3.500%	04/15/44	250,000	202,273
FHLMC, Series 4408, Class BC	3.000%	11/15/44	1,020,410	756,125
FHLMC, Series 4673, Class PH	3.500%	01/15/45	204,055	192,315
FHLMC, Series 4448, Class GZ	2.500%	03/15/45	2,785,818	2,019,350
FHLMC, Series 4473, Class Z	3.000%	05/15/45	410,760	293,016
FHLMC, Series 4531, Class PZ	3.500%	11/15/45	1,438,511	1,270,910
FHLMC, Series 4623, Class BZ	3.500%	10/15/46	3,961,980	3,466,672
FHLMC, Series 4738, Class TW	3.000%	11/15/46	1,385,000	1,173,453
FHLMC, Series 4857, Class H	4.000%	11/15/46	180,436	174,965
FHLMC, Series 4710, Class GZ	3.000%	01/15/47	4,439,781	3,310,270
FHLMC, Series 5099, Class CM	2.000%	07/25/47	3,750,000	2,291,401
FHLMC, Series 4736, Class CL	3.000%	12/15/47	441,240	344,399
FHLMC, Series 4738, Class LZ	3.000%	12/15/47	2,821,476	2,302,281
FHLMC, Series 4753, Class EZ	3.500%	12/15/47	2,026,858	1,778,667

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
FHLMC, Series 4745, Class CZ	3.500%	01/15/48	$1,222,572	$1,008,159
FHLMC, Series 4768, Class ZH	3.000%	03/15/48	1,452,259	1,207,908
FHLMC, Series 4801, Class ZN	4.000%	05/15/48	830,521	746,133
FHLMC, Series 4941, Class NW	2.500%	05/25/49	758,520	448,628
FHLMC, Series 4892, Class PZ	3.000%	07/15/49	1,366,347	788,808
FHLMC, Series 4911, Class JM	3.500%	09/25/49	1,000,000	697,001
FHLMC, Series 5159, Class WZ	2.000%	01/25/50	667,066	331,848
FHLMC, Series 5103, Class LH	1.500%	03/25/50	2,549,007	2,027,814
FHLMC, Series 5057, Class DN	2.000%	03/25/50	942,347	719,028
FHLMC, Series 4968, Class NP	6.500%	04/25/50	1,503,105	1,537,627
FHLMC, Series 5129, Class DM	1.000%	08/25/50	1,425,741	1,007,219
FHLMC, Series 5017, Class CB	1.500%	09/25/50	1,207,095	861,536
FHLMC, Series 5011, Class DB	2.000%	09/25/50	262,000	129,988
FHLMC, Series 5038, Class QP	0.750%	10/25/50	2,922,048	1,927,252
FHLMC, Series 5019, Class PL	1.000%	10/25/50	2,433,413	1,680,033
FHLMC, Series 5028, Class PW	1.500%	10/25/50	684,000	376,971
FHLMC, Series 5039, Class JL	1.250%	11/25/50	1,400,068	990,504
FHLMC, Series 5223, Class MZ	4.500%	12/25/50	3,424,090	2,680,337
FHLMC, Series 5085, Class TY	1.000%	01/25/51	1,263,612	659,138
FHLMC, Series 5072, Class DG	1.000%	02/25/51	787,095	565,972
FHLMC, Series 5146, Class ZW	2.000%	07/25/51	1,640,912	703,090
FHLMC, Series 5202, Class DZ	3.000%	07/25/51	2,612,482	1,370,939
FHLMC, Series 5155, Class MG	1.500%	10/25/51	1,060,451	822,590
FHLMC, Series 5159, Class PL	1.250%	11/25/51	1,521,144	1,163,342
FHLMC, Series 5162, Class AP	2.000%	11/25/51	2,693,800	2,211,489
FHLMC, Series 5173, Class BZ	2.500%	12/25/51	1,046,850	498,066
FHLMC, Series 4377, Class KZ	3.500%	02/15/52	856,400	712,878
FHLMC, Series 5189, Class ZP	3.000%	02/25/52	1,007,055	722,792
FHLMC, Series 5210, Class BZ	3.000%	02/25/52	8,537,000	4,899,835
FHLMC, Series 5232, Class HL	4.000%	06/25/52	4,120,792	3,321,326
FHLMC, Series 5249, Class PL	4.000%	08/25/52	2,904,186	2,342,808
FHLMC, Series 5297, Class DB	5.000%	03/25/53	1,239,531	1,096,828
FHLMC, Series 5318, Class AZ	5.500%	06/25/53	4,615,343	3,897,432
FHLMC, Series 5332, Class CZ	6.000%	08/25/53	3,986,940	3,618,677
FNMA, Series 2010-155, Class JH	4.000%	12/25/28	120,000	113,591

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
FNMA, Series 2013-35, Class YT	6.500%	09/25/32	$129,249	$130,297
FNMA, Series 2012-129, Class HT	2.000%	12/25/32	47,313	40,359
FNMA, Series 2002-86, Class PG	6.000%	12/25/32	40,668	40,891
FNMA, Series 2004-56, Class Z	7.500%	03/25/34	86,063	89,976
FNMA, Series 2004-17, Class BA	6.000%	04/25/34	293,929	298,555
FNMA, Series 2005-3, Class CG	5.500%	02/25/35	120,086	118,204
FNMA, Series 2005-62, Class ZL	5.500%	07/25/35	196,115	193,919
FNMA, Series 2006-71, Class ZH	6.000%	07/25/36	225,502	226,414
FNMA, Series 2006-56, Class DC (1* SOFR + 65) (a)	6.079%	07/25/36	351,791	352,217
FNMA, Series 2009-19, Class TD	5.000%	08/25/36	67,800	65,906
FNMA, Series 2007-95, Class A3 (1* SOFR + 25) (a)	5.152%	08/27/36	1,600,000	1,429,361
FNMA, Series 2006-108, Class FD (1* SOFR + 38) (a)	5.809%	11/25/36	91,727	89,791
FNMA, Series 2007-39, Class NB	4.250%	05/25/37	87,686	85,104
FNMA, Series 2008-60, Class JC	5.000%	07/25/38	145,399	138,117
FNMA, Series 2009-103, Class MB (a)	5.179%	12/25/39	84,860	85,372
FNMA, Series 2010-118, Class DZ	4.750%	10/25/40	1,390,166	1,246,870
FNMA, Series 2011-8, Class ZA	4.000%	02/25/41	1,354,928	1,224,403
FNMA, Series 2011-14, Class PB	5.000%	03/25/41	453,466	441,114
FNMA, Series 2011-57, Class PD	4.000%	07/25/41	321,407	294,465
FNMA, Series 2011-62, Class UA	4.500%	07/25/41	619,301	571,149
FNMA, Series 2012-9, Class FC (1* SOFR + 40) (a)	5.829%	02/25/42	91,750	89,700
FNMA, Series 2012-40, Class GY	4.000%	04/25/42	1,001,421	921,342
FNMA, Series 2013-34, Class GP	3.000%	05/25/42	302,075	278,302
FNMA, Series 2012-56, Class WC	3.500%	05/25/42	1,061,000	872,405
FNMA, Series 2012-52, Class PQ	3.500%	05/25/42	683,221	544,234
FNMA, Series 2012-79, Class QB	2.000%	07/25/42	101,614	87,425
FNMA, Series 2003-W2, Class 1-1A	6.500%	07/25/42	568,864	564,354
FNMA, Series 411, Class A3	3.000%	08/25/42	80,630	69,772
FNMA, Series 2012-92, Class Z	3.500%	08/25/42	4,725,373	3,974,221
FNMA, Series 2012-99, Class UY	2.500%	09/25/42	465,000	339,291
FNMA, Series 2013-35, Class LP	3.000%	01/25/43	419,000	383,350

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
FNMA, Series 2013-35, Class CV	3.000%	02/25/43	$350,000	$305,390
FNMA, Series 2013-13, Class WH	3.500%	03/25/43	1,072,000	818,685
FNMA, Series 2013-31, Class NT	3.000%	04/25/43	33,614	29,859
FNMA, Series 2003-W10, Class 3A-5	4.299%	06/25/43	473,465	439,265
FNMA, Series 2013-84, Class B	4.000%	08/25/43	1,500,000	1,221,769
FNMA, Series 2013-104, Class CY	5.000%	10/25/43	250,000	230,910
FNMA, Series 2013-115, Class PB	4.500%	11/25/43	300,000	268,391
FNMA, Series 2015-11, Class MZ	4.000%	12/25/43	5,126,747	4,605,469
FNMA, Series 2014-2, Class PB	4.000%	02/25/44	516,173	465,986
FNMA, Series 2015-24, Class ZA	3.000%	04/25/45	2,344,779	1,967,040
FNMA, Series 2017-16, Class UW	3.000%	07/25/45	2,044,494	1,652,362
FNMA, Series 2016-68, Class AL	3.000%	10/25/46	1,146,949	979,590
FNMA, Series 2016-80, Class CZ	3.000%	11/25/46	621,291	364,156
FNMA, Series 2017-77, Class HZ	3.500%	10/25/47	1,127,741	967,106
FNMA, Series 2018-08, Class DZ	3.500%	02/25/48	620,218	529,612
FNMA, Series 2022-4, Class QM	2.000%	03/25/48	1,602,020	1,026,066
FNMA, Series 2018-31, Class KB	3.500%	05/25/48	193,470	167,892
FNMA, Series 2018-31, Class KQ	3.500%	05/25/48	600,000	507,993
FNMA, Series 2018-37, Class CL	4.000%	06/25/48	622,735	474,136
FNMA, Series 2018-66, Class PZ	4.000%	09/25/48	587,244	426,743
FNMA, Series 2018-77, Class BY	3.000%	10/25/48	2,605,404	2,153,100
FNMA, Series 2019-01, Class MH	3.000%	02/25/49	205,915	179,166
FNMA, Series 2019-8, Class ZD	3.500%	03/25/49	586,863	485,537
FNMA, Series 2019-038, Class MT	3.000%	07/25/49	875,100	725,812
FNMA, Series 2019-40, Class PL	4.000%	07/25/49	318,000	233,665
FNMA, Series 2019-42, Class DZ	2.750%	08/25/49	1,698,299	987,851
FNMA, Series 2019-60, Class DZ	2.500%	10/25/49	1,639,903	839,789
FNMA, Series 2019-60, Class WZ	2.750%	10/25/49	584,559	338,969
FNMA, Series 2020-22, Class CA	3.000%	10/25/49	1,539,284	1,299,382
FNMA, Series 2019-83, Class EB	2.000%	01/25/50	171,000	88,258
FNMA, Series 2020-15, Class KY	3.000%	03/25/50	2,077,414	1,381,475
FNMA, Series 2020-22, Class AY	2.000%	04/25/50	1,254,000	676,692
FNMA, Series 2020-42, Class BY	2.000%	06/25/50	935,000	481,620
FNMA, Series 2020-95, Class KY	1.500%	01/25/51	2,060,000	1,081,527
FNMA, Series 2021-15, Class HD	1.000%	04/25/51	955,161	652,919

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
FNMA, Series 2021-25, Class JB	1.000%	05/25/51	$1,642,933	$1,170,776
FNMA, Series 2021-43, Class CJ	1.000%	07/25/51	3,117,835	2,168,299
FNMA, Series 2021-43, Class ME	1.500%	07/25/51	1,372,451	998,028
FNMA, Series 2021-66, Class NP	1.000%	10/25/51	3,889,479	2,698,036
FNMA, Series 2021-73, Class ZD	2.000%	11/25/51	1,436,793	574,633
FNMA, Series 2022-1, Class GE	1.500%	02/25/52	4,126,620	3,319,083
FNMA, Series 2022-49, Class GZ	4.000%	08/25/52	4,777,453	3,817,139
FNMA, Series 2023-21, Class MY	5.000%	04/25/53	2,047,000	1,836,857
GNMA, Series 2015-161, Class AV	3.000%	01/20/29	284,008	265,416
GNMA, Series 2018-091, Class VL	3.500%	10/20/29	1,207,458	1,125,596
GNMA, Series 2023-004, Class BV	5.500%	12/20/33	1,186,196	1,163,781
GNMA, Series 2004-49, Class MZ	6.000%	06/20/34	424,627	426,060
GNMA, Series 2023-115, Class VL	6.000%	06/20/34	3,159,882	3,110,971
GNMA, Series 2005-13, Class BG	5.000%	02/20/35	164,046	160,791
GNMA, Series 2015-123, Class VB	3.500%	09/20/35	436,000	415,498
GNMA, Series 2006-17, Class JN	6.000%	04/20/36	131,967	131,954
GNMA, Series 2008-51, Class PH	5.250%	06/20/38	81,112	79,068
GNMA, Series 2009-2, Class PA	5.000%	12/20/38	44,444	43,445
GNMA, Series 2014-79, Class HU	3.000%	02/16/40	443,238	358,747
GNMA, Series 2018-124, Class Z	4.000%	03/20/41	3,763,988	3,189,151
GNMA, Series 2011-34, Class MB	4.000%	03/20/41	2,335,516	2,184,137
GNMA, Series 2012-74, Class LY	2.500%	06/20/42	392,000	280,053
GNMA, Series 2012-134, Class KM	2.000%	09/20/42	342,000	250,382
GNMA, Series 2012-113, Class NZ	4.500%	09/20/42	298,294	258,313
GNMA, Series 2013-186, Class PY	2.000%	11/20/42	4,500,000	3,607,752
GNMA, Series 2013-6, Class PE	2.000%	01/20/43	100,000	73,073
GNMA, Series 2013-5, Class GY	3.000%	01/20/43	737,000	559,176
GNMA, Series 2015-179, Class ZB	2.500%	02/20/45	59,822	44,609
GNMA, Series 2016-37, Class YA	3.000%	12/20/45	1,052,828	856,185
GNMA, Series 2016-38, Class ZP	3.500%	03/20/46	77,981	52,919
GNMA, Series 2016-74, Class PL	3.000%	05/20/46	1,042,171	886,577
GNMA, Series 2016-77, Class GY	3.000%	06/20/46	1,110,000	926,772
GNMA, Series 2016-118, Class LB	3.000%	09/20/46	500,000	404,002
GNMA, Series 2016-120, Class YZ	3.000%	09/20/46	500,000	397,073
GNMA, Series 2016-116, Class AB	3.000%	09/20/46	1,307,424	1,019,851

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
GNMA, Series 2017-080, Class BZ	3.500%	05/20/47	$436,713	$305,050
GNMA, Series 2017-120, Class JZ	4.000%	08/20/47	668,240	532,968
GNMA, Series 2019-092, Class DB	2.250%	01/20/48	1,630,549	1,352,584
GNMA, Series 2018-006, Class JY	2.750%	01/20/48	284,000	233,147
GNMA, Series 2018-14, Class MZ	3.000%	01/20/48	408,843	279,388
GNMA, Series 2018-097, Class GY	4.000%	07/20/48	1,162,000	1,059,582
GNMA, Series 2018-105, Class ZK	4.000%	08/20/48	490,027	407,220
GNMA, Series 2018-120, Class PY	3.500%	09/20/48	645,689	570,743
GNMA, Series 2018-154, Class ZU	4.000%	11/20/48	522,759	394,638
GNMA, Series 2018-166, Class Z	4.000%	12/20/48	500,057	376,095
GNMA, Series 2019-20, Class JK	3.500%	02/20/49	149,574	134,600
GNMA, Series 2019-031, Class AZ	5.000%	03/20/49	199,140	190,625
GNMA, Series 2019-042, Class AB	3.250%	04/20/49	7,685,142	6,621,717
GNMA, Series 2019-052, Class HL	4.000%	04/20/49	490,565	404,984
GNMA, Series 2019-085, Class MC	2.500%	06/20/49	1,025,917	873,379
GNMA, Series 2019-99, Class EW	3.000%	08/20/49	540,446	400,202
GNMA, Series 2019-99, Class GP	3.500%	08/20/49	517,000	380,238
GNMA, Series 2021-66, Class YM	3.500%	09/20/49	1,782,973	1,461,716
GNMA, Series 2020-015, Class EH	2.500%	02/20/50	1,907,174	1,527,062
GNMA, Series 2020-093, Class AZ	3.000%	04/20/50	856,469	526,956
GNMA, Series 2020-065, Class YC	2.000%	05/20/50	1,315,671	1,020,844
GNMA, Series 2020-84, Class LB	1.250%	06/20/50	4,760,253	3,492,468
GNMA, Series 2021-58, Class NA	1.000%	07/20/50	567,554	416,723
GNMA, Series 2020-097, Class ML	2.500%	07/20/50	1,975,000	1,148,443
GNMA, Series 2020-133, Class ZM	1.000%	09/20/50	495,591	153,808
GNMA, Series 2020-165, Class BP	1.000%	11/20/50	541,178	428,928
GNMA, Series 2020-183, Class AE	1.250%	12/20/50	598,103	294,450
GNMA, Series 2021-86, Class MB	1.000%	05/20/51	615,367	451,610
GNMA, Series 2021-121, Class JW	1.500%	07/20/51	1,708,699	865,471
GNMA, Series 2021-149, Class ZB	3.000%	08/20/51	302,944	163,702
GNMA, Series 2022-69, Class BY	2.000%	10/20/51	1,000,000	698,592
GNMA, Series 2022-206, Class GZ	4.500%	10/20/51	1,083,926	904,688
GNMA, Series 2021-196, Class YZ	1.500%	11/20/51	1,106,064	406,303
GNMA, Series 2021-216, Class QM	1.500%	12/20/51	1,133,749	611,011
GNMA, Series 2022-10, Class QJ	1.750%	01/20/52	1,178,625	701,686

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
GNMA, Series 2022-160, Class GZ	1.750%	01/20/52	$14,404,329	$8,131,582
GNMA, Series 2022-84, Class AL	3.500%	05/20/52	2,812,353	2,170,222
GNMA, Series 2022-101, Class PL	4.500%	06/20/52	9,199,000	7,835,889
GNMA, Series 2022-205, Class CH	5.000%	06/20/52	3,242,719	2,977,896
GNMA, Series 2022-129, Class PL	4.000%	07/20/52	3,595,000	2,809,134
GNMA, Series 2022-125, Class JW	5.000%	07/20/52	2,000,000	1,722,970
GNMA, Series 2022-136, Class PB	4.000%	08/20/52	1,585,000	1,233,436
GNMA, Series 2022-160, Class QL	4.500%	09/20/52	5,500,000	4,605,229
GNMA, Series 2022-183, Class BZ	5.000%	10/20/52	3,035,721	2,542,573
GNMA, Series 2022-172, Class MZ	5.500%	10/20/52	1,960,060	1,752,858
GNMA, Series 2022-190, Class DZ	5.750%	11/20/52	2,050,795	1,835,872
GNMA, Series 2022-197, Class JB	6.000%	11/20/52	1,500,715	1,507,020
GNMA, Series 2022-205, Class CE	5.000%	12/20/52	2,180,598	1,921,116
GNMA, Series 2022-209, Class JW	5.500%	12/20/52	2,038,000	1,848,451
GNMA, Series 2023-13, Class JB	5.250%	01/20/53	505,050	436,790
GNMA, Series 2023-4, Class BZ	5.500%	01/20/53	1,581,334	1,307,179
GNMA, Series 2023-058, Class PZ	5.500%	01/20/53	5,862,522	5,288,542
GNMA, Series 2023-004, Class PB	5.500%	01/20/53	3,932,000	3,639,036
GNMA, Series 2023-070, Class BZ	6.000%	01/20/53	4,624,109	4,351,151
GNMA, Series 2023-35, Class DB	4.500%	02/20/53	1,233,954	1,029,023
GNMA, Series 2023-018, Class ZA	5.000%	02/20/53	1,686,960	1,404,899
GNMA, Series 2023-45, Class HZ	5.000%	03/20/53	3,076,302	2,483,789
GNMA, Series 2023-45, Class EZ	6.000%	03/20/53	1,871,431	1,712,584
GNMA, Series 2023-055, Class AT	5.000%	04/20/53	7,903,224	7,521,902
GNMA, Series 2023-065, Class LZ	5.500%	05/20/53	1,193,103	1,007,686
GNMA, Series 2023-066, Class ZE	6.500%	05/20/53	2,870,279	2,673,619
GNMA, Series 2023-082, Class GZ	6.000%	06/20/53	2,384,501	2,175,517
GNMA, Series 2023-081, Class KB	6.500%	06/20/53	4,407,508	4,350,608
GNMA, Series 2023-096, Class CB	6.500%	07/20/53	3,295,569	3,279,375
GNMA, Series 2023-128, Class LZ	6.000%	08/20/53	6,369,829	6,054,040
GNMA, Series 2023-113, Class QC	6.000%	08/20/53	6,188,700	5,976,917
GNMA, Series 2017-H18, Class EB (a)	4.833%	06/20/63	50,935	49,497
GNMA, Series 2014-H14, Class FA (1* TSFR1M + 61) (a)	5.718%	07/20/64	223,639	222,320

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO - 26.0% (Continued)
GNMA, Series 2016-H11, Class FD (1* TSFR12M + 112) (a)	4.869%	05/20/66	$212,532	$210,524
GNMA, Series 2017-H16, Class DB (a)	4.514%	08/20/67	27,862	26,960
				296,098,372
Agency MBS CMO Derivatives - 0.5%
FHLMC, Series 3919, Class QS (IO) (-1* SOFR + 670) (a)	1.272%	08/15/30	1,024,515	44,152
FHLMC, Series 4214, Class CI (IO)	3.000%	06/15/31	142,915	1,979
FHLMC, Series 4114, Class IM (IO)	3.500%	07/15/31	196,000	2,483
FHLMC, Pool #S0-3651	0.000%	02/01/34	98,238	82,200
FHLMC, Series 3102, Class TA (IO) (-7.5* SOFR30A + 64)	7.500%	01/15/36	187,542	179,893
FHLMC, Series 3607, Class AO (PO)	0.000%	04/15/36	64,717	51,969
FHLMC, Series 237, Class S14 (IO) (-1* SOFR + 660) (a)	1.172%	05/15/36	260,923	23,088
FHLMC, Series 3199, Class OC (PO)	0.000%	08/15/36	94,020	79,672
FHLMC, Series 3607, Class OP (PO)	0.000%	07/15/37	244,554	193,715
FHLMC, Series 4006, Class IA (IO)	4.500%	09/15/41	305,405	27,753
FHLMC, Series 4422, Class DO (PO)	0.000%	10/15/41	894,767	639,436
FHLMC, Series 4116, Class LI (IO)	4.500%	02/15/42	1,019,766	115,456
FHLMC, Series 4074, Class SJ (IO) (-1* SOFR + 662) (a)	1.192%	07/15/42	669,416	81,925
FHLMC, Class (PO), Pool #S0-6050	0.000%	08/15/42	141,215	103,289
FHLMC, Class (PO), Pool #S0-6829	0.000%	09/15/43	256,392	183,249
FNMA, Series 2012-148, Class IA (IO)	4.000%	01/25/28	105,122	4,651
FNMA, Series 2004-91, Class SP (IO) (-2.4* SOFR + 1680) (a)	3.835%	10/25/31	131,038	128,826
FNMA, Series 2004-61, Class GO (PO)	0.000%	11/25/32	311,304	266,962
FNMA, Series 2013-89, Class DI (IO)	4.000%	08/25/33	993,065	87,749
FNMA, Series 2015-82, Class AI (IO)	3.500%	06/25/34	578,246	46,840
FNMA, Series 2016-28, Class DI (IO)	3.500%	03/25/35	514,286	48,411
FNMA, Series 384, Class 11 (IO)	5.000%	03/25/35	458,046	69,167
FNMA, Series 2005-52, Class JH (IO) (-1* SOFR + 660) (a)	1.171%	05/25/35	249,662	11,098
FNMA, Series 378, Class (IO) (a)	5.000%	06/25/35	521,325	82,340

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
FNMA, Series 2016-24, Class KI (IO)	3.500%	07/25/35	$323,769	$30,096
FNMA, Series 368, Class (IO)	5.000%	02/25/36	383,768	52,909
FNMA, Series 2006-96, Class MO (PO)	0.000%	10/25/36	23,374	20,337
FNMA, Series 379, Class I (PO)	0.000%	05/25/37	34,890	27,030
FNMA, Series 398, Class C5 (IO)	5.000%	05/25/39	568,412	108,421
FNMA, Series 2010-44, Class CS (IO) (-1* SOFR + 655) (a)	1.121%	05/25/40	37,812	2,756
FNMA, Series 409, Class C1 (IO)	4.000%	04/01/42	869,472	160,374
FNMA, Series 2012-99, Class QS (IO) (-1* SOFR + 660) (a)	1.171%	09/25/42	1,723,138	139,606
FNMA, Series 2012-128, Class SH (IO) (-1* SOFR + 400) (a)	0.001%	11/25/42	464,337	289,409
FNMA, Series 2012-128, Class WS (IO) (-1* SOFR + 400) (a)	0.001%	11/25/42	980,829	554,651
FNMA, Series 2016-32, Class GO (PO)	0.000%	01/25/43	11,453	6,106
FNMA, Series 2016-30, Class IN (IO)	3.500%	02/25/43	803,348	43,134
FNMA, Series 2003-W10, Class 3IO (IO) (a)	0.120%	06/25/43	8,353,884	6,554
FNMA, Series 2013-82, Class SB (IO) (-2.67* SOFR + 1173) (a)	0.001%	08/25/43	350,236	183,815
FNMA, Series 2013-101, Class DO (PO)	0.000%	10/25/43	91,851	64,033
FNMA, Series 2014-42, Class SN (IO) (-1* SOFR + 605) (a)	0.621%	07/25/44	347,841	28,801
FNMA, Series 2019-31, Class CI (IO)	4.000%	02/25/47	750,175	54,848
FNMA, Series 2018-24, Class (IO)	4.500%	04/25/48	1,728,621	290,836
GNMA, Series 2011-139, Class LS (IO) (-1* TSFR1M + 511) (a)	0.000%	03/16/38	1,704,118	87,417
GNMA, Series 2013-147, Class SD (IO) (-1* TSFR1M + 676) (a)	1.211%	12/20/39	1,244,995	114,044
GNMA, Series 2011-21, Class SA (IO) (-1* TSFR1M + 611) (a)	0.555%	02/16/41	1,394,523	107,211
GNMA, Series 2013-113, Class QS (IO) (-1* TSFR1M + 631) (a)	0.761%	02/20/42	219,460	8,868
GNMA, Series 2013-82, Class NS (IO) (-1* TSFR1M + 411) (a)	0.001%	05/20/43	1,294,967	734,634
GNMA, Series 2017-004, Class WI (IO)	4.000%	02/20/44	720,225	51,561

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS CMO Derivatives - 0.5% (Continued)
GNMA, Series 2016-32, Class MS (IO) (-1* TSFR1M + 616) (a)	0.611%	03/20/46	$1,288,982	$111,665
GNMA, Series 2019-98, Class BI (IO)	3.000%	06/20/49	847,484	213,465
GNMA, Series 2013-H13, Class T1 (IO) (a)	0.460%	05/20/63	742,601	3,192
GNMA, Series 2016-H20, Class GI (IO) (a)	0.000%	08/20/66	498,507	471
GNMA, Series 2018-H08, Class NI (IO) (a)	0.819%	05/20/68	467,189	2,543
				6,055,090
Agency MBS Passthrough - 5.1%
FHLMC, Pool #FG G14973	4.000%	12/01/28	73,049	69,976
FHLMC, Pool #FG U59010	4.000%	11/01/34	254,238	237,005
FHLMC, Pool #FG G61909	4.500%	12/01/37	325,868	307,263
FHLMC, Pool #FG G06085	6.500%	09/01/38	43,580	45,026
FHLMC, Pool #FH 2B7995	2.523%	10/01/50	4,102,275	3,583,190
FHLMC, Pool #RE-6080	1.500%	11/01/50	1,543,201	1,075,604
FHLMC, Pool #RE-0015	3.000%	11/01/50	5,782,815	5,018,423
FHLMC, Pool #RE-6085	1.500%	02/01/51	843,846	588,153
FHLMC, Pool #RE-6093	1.500%	04/01/51	1,289,475	898,757
FHLMC, Series 4839, Class AL	4.000%	04/15/51	2,326,401	1,866,056
FNMA, Pool #FN 252409	6.500%	03/01/29	46,011	46,067
FNMA, Pool #FN AL5850	3.500%	10/01/29	172,709	161,566
FNMA, Pool #FN AS7287	3.500%	06/01/31	293,528	275,855
FNMA, Pool #FN AL3200	3.500%	02/01/33	236,051	216,707
FNMA, Pool #FN AT7120	3.500%	06/01/33	368,129	337,615
FNMA, Pool #FN AL5166	3.000%	11/01/33	228,793	205,628
FNMA, Pool #FN AL6685	4.000%	01/01/35	364,170	335,434
FNMA, Pool #FN MA2198	3.500%	03/01/35	238,754	219,290
FNMA, Pool #FN MA3050	4.500%	06/01/37	370,678	345,147
FNMA, Pool #FN AS4073	4.000%	12/01/44	169,359	154,634
FNMA, Pool #FN MA2778	3.500%	10/01/46	86,687	74,177
FNMA, Pool #BM6530	3.000%	10/01/48	324,868	275,424
FNMA, Pool #CA6940	2.247%	09/01/50	2,517,597	2,188,496
FNMA, Pool #FN BP7449	2.041%	10/01/50	956,378	859,858
FNMA, Pool #BM6452	2.114%	10/01/50	3,516,740	3,033,092
FNMA, Pool #FN BQ5239	2.222%	10/01/50	1,988,135	1,800,074
FNMA, Pool #FN MA4199	1.500%	11/01/50	817,644	572,098

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Agency MBS Passthrough - 5.1% (Continued)
FNMA, Pool #FN BK8466	2.241%	12/01/50	$1,070,105	$926,691
FNMA, Pool #FN MA4294	1.500%	03/01/51	1,751,854	1,221,427
FNMA, Pool #FN BR9977	1.782%	06/01/51	2,937,138	2,478,518
GNMA, Pool #MA5738M	4.000%	02/20/34	173,474	164,947
GNMA, Pool #GN 784279	5.500%	11/15/38	280,802	277,939
GNMA, Pool #711522X	4.500%	07/15/40	237,128	226,065
GNMA, Pool #GN 78541	4.500%	06/15/46	99,649	95,496
GNMA, Pool #G2 784792	4.500%	08/20/49	477,852	434,619
GNMA, Pool #G2 MA7248	3.000%	03/20/51	1,053,828	868,071
GNMA, Pool #G2 CI6717	3.000%	10/20/51	2,004,126	1,703,610
GNMA, Pool #MA7929M	3.500%	03/20/52	7,771,117	6,658,889
GNMA, Pool #G2 CM7497C	5.000%	08/20/52	7,175,758	6,692,546
GNMA, Pool #G2 CR2128	3.000%	04/20/55	837,560	670,934
GNMA, Pool #G2 CN5057	4.500%	07/20/62	2,536,128	2,250,749
GNMA, Pool #CN5236C	4.000%	08/20/62	7,475,772	6,545,969
GNMA, Pool #G2 CN5237	4.500%	08/20/62	2,610,177	2,316,461
GNMA, Pool #G2 CQ3549	3.000%	10/20/62	226,254	180,102
GNMA, Pool #G2 CS5780	3.000%	02/20/63	332,944	265,031
				58,768,679
ARM - 0.0% (d)
Structured Asset Securities Corp., Series 2003-37A, Class 2-A (a)	5.324%	12/25/33	6,721	6,309

Auto Loan - 2.5%
ACM Auto Trust, Series 2023-1A, Class C (c)	8.590%	01/22/30	3,400,000	3,391,491
ACM Auto Trust, Series 2023-2A, Class A (c)	7.970%	06/20/30	2,076,621	2,078,400
Arivo Acceptance Auto Loan Receivables Trust, Series 2021-1A, Class A (c)	1.190%	01/15/27	452,092	442,123
Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C (c)	9.840%	03/15/29	3,500,000	3,576,823
CarNow Auto Receivables Trust, Series 2021-1A, Class C (c)	2.160%	02/17/26	330,564	328,073
CarNow Auto Receivables Trust, Series 2023-1A, Class B (c)	6.950%	03/16/26	2,500,000	2,488,757

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Auto Loan - 2.5% (Continued)
CarNow Auto Receivables Trust, Series 2023-1A, Class D (c)	7.990%	02/15/28	$2,500,000	$2,454,342
Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C (c)	7.620%	12/15/33	3,000,000	2,982,439
Credito Real USA Auto Receivable, Series 2021-1, Class A (c)	1.350%	02/16/27	92,583	91,808
FHF Trust, Series 2021-2A, Class A (c)	0.830%	12/15/26	342,921	328,672
FHF Trust, Series 2021-1, Class A (c)	1.270%	03/15/27	239,442	231,338
FHF Trust, Series 2021-2A, Class B (c)	1.630%	09/15/27	5,590,000	5,036,135
Lobel Automobile Receivables Trust, Series 2023-1, Class A (c)	6.970%	07/15/26	1,095,371	1,095,429
OneMain Direct Auto Receivables, Series 2019-1, Class D (c)	4.680%	04/14/31	675,000	630,918
Veros Auto Receivables Trust, Series 2021-1, Class B (c)	1.490%	10/15/26	971,785	953,064
Veros Auto Receivables Trust, Series 2023-1, Class A (c)	7.120%	11/15/28	1,912,018	1,915,181
				28,024,993
CRE/CLO - 4.2%
A10 Securitization, Series 2021-D, Class D (c)	4.409%	10/01/38	1,241,661	1,084,910
A10 Securitization, Series 2021-D, Class E (c)	4.937%	10/01/38	1,266,495	1,087,872
A10 Securitization, Series 2020-C, Class D (c)	4.129%	08/15/40	3,100,000	3,051,094
A10 Securitization, Series 2020-C, Class E (c)	5.465%	08/15/40	250,000	225,134
Acre Commercial Mortgage Trust, Series 2021-FL4, Class D (1* TSFR1M + 271) (a)(c)	8.045%	12/18/37	1,000,000	945,082
Acre Commercial Mortgage Trust, Series 2021-FL4, Class E (1* TSFR1M + 321) (a)(c)	8.545%	12/18/37	675,000	626,353
ACREC, Series 2021-FL1, Class E (1* TSFR1M + 311) (a)(c)	8.445%	10/16/36	2,000,000	1,858,548
AREIT CRE Trust, Series 2021-CRE5, Class A (1* TSFR1M + 119) (a)(c)	6.508%	11/17/38	1,162,713	1,144,468
AREIT CRE Trust, Series 2022-CRE7, Class C (1* SOFR + 384) (a)(c)	9.174%	06/17/39	900,000	887,314
BDS Ltd., Series 2021-FL8, Class C (1* TSFR1M + 166) (c)	6.995%	01/18/36	1,093,000	1,050,894

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.2% (Continued)
BDS Ltd., Series 2021-FL8, Class D (1* TSFR1M + 201) (a)(c)	7.345%	01/18/36	$1,000,000	$960,284
BXMT Ltd., Series 2020-FL2, Class A (1* TSFR1M + 101) (c)	6.347%	02/15/38	4,771,506	4,496,791
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(c)(e)	7.378%	02/15/38	1,520,000	1,224,334
BXMT Ltd., Series 2020-FL2, Class B (1* TSFR1M + 151) (c)	6.828%	02/18/38	2,110,000	1,837,913
BXMT Ltd., Series 2021-FL4, Class C (1* TSFR1M + 186) (c)	7.197%	05/15/38	1,600,000	1,393,747
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(c)(e)	7.697%	05/15/38	2,250,000	1,791,324
HERA Commercial Mortgage Ltd., Series 2021-FL1, Class C (1* TSFR1M + 206) (c)	7.376%	02/18/38	3,000,000	2,843,082
KKR Financial Management, Series 2021-FL2, Class A (c)	6.517%	02/15/39	2,000,000	1,973,040
KKR Real Estate Finance Trust, Series 2021-FL2, Class A-S (1* TSFR1M + 141) (c)	6.747%	02/15/39	1,500,000	1,430,658
LoanCore Issuer Ltd., Series 2019-CRE3, Class D (1* TSFR1M + 261) (a)(c)(e)	7.925%	04/15/34	3,420,000	3,285,252
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class AS (1* TSFR1M + 131) (a)(c)	6.647%	07/15/36	1,300,000	1,268,614
MF1 Multifamily Housing Mortgage Trust, Series 2021-FL5, Class C (1* TSFR1M + 181) (a)(c)	7.147%	07/15/36	1,000,000	967,062
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL8, Class E (c)	8.480%	02/19/37	200,000	184,981
MF1 Multifamily Housing Mortgage Trust, Series 2022-FL10, Class D (1* TSFR1M + 573) (a)(c)	11.056%	09/17/37	750,000	743,270
PFP Ltd., Series 2021-8, Class A (1* TFSR1M + 111) (a)(c)	6.446%	08/09/37	1,368,649	1,348,731
PFP Ltd., Series 2021-8, Class C (1* TFSR1M + 191) (a)(c)	7.246%	08/09/37	1,700,000	1,632,677

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
CRE/CLO - 4.2% (Continued)
PFP Ltd., Series 2021-7, Class A-S (1* TFSR1M + 126) (c)	6.597%	04/14/38	$1,227,232	$1,215,017
PFP Ltd., Series 2021-7, Class B (1* TFSR1M + 151) (a)(c)	6.847%	04/14/38	961,952	933,837
PFP Ltd., Series 2021-7, Class D (1* TSFR1M + 251) (a)(c)	7.847%	04/14/38	1,749,913	1,669,271
PFP Ltd., Series 2021-7, Class E (1* TFSR1M + 311) (c)	8.447%	04/14/38	1,249,938	1,188,997
Shelter Growth Capital Partners, LLC, Series 2021-FL3, Class A (1* TSFR1M + 119) (a)(c)	6.527%	09/15/36	383,517	375,267
TPG Real Estate Finance, Series 2019-FL3, Class D (1* TSFR1M + 256) (c)	7.897%	10/15/34	1,000,000	945,018
TPG Real Estate Finance, Series 2019-FL3, Class C (c)	7.547%	10/17/34	2,000,000	1,960,018
				47,630,854
Credit Cards - 3.8%
Brex Commercial Charge Card Master Trust, Series 2022-1, Class A (c)	4.630%	07/15/25	700,000	688,686
Continental Credit Card, LLC, Series 2019-1, Class B (c)	4.950%	08/15/26	280,654	278,075
Continental Credit Card, LLC, Series 2020-A, Class A (c)	2.240%	12/15/28	1,600,000	1,554,396
Continental Credit Card, LLC, Series 2020-A, Class B (c)	3.660%	12/15/28	3,000,000	2,801,814
Continental Credit Card, LLC, Series 2021-A, Class B (c)	3.490%	12/17/29	2,500,000	2,288,620
Continental Credit Card, LLC, Series 2021-A, Class C (c)	4.020%	12/17/29	2,500,000	2,175,966
Continental Credit Card, LLC, Series 2022-A, Class C (c)	9.330%	10/15/30	2,300,000	2,168,794
Genesis Private Label Amortization Trust, Series 2020-1, Class D (c)	6.630%	07/20/30	486,099	481,885
Genesis Sales Finance Master Trust, Series 2021-AA, Class D (c)	2.090%	12/21/26	1,003,000	884,324

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Credit Cards - 3.8% (Continued)
Genesis Sales Finance Master Trust, Series 2022-B, Class C (c)	9.530%	09/20/27	$1,500,000	$1,493,894
Genesis Sales Finance Master Trust, Series 2022-A, Class D (c)	10.970%	09/20/27	1,500,000	1,471,054
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class A (c)	2.500%	09/21/26	8,150,000	7,801,556
Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B (c)	3.200%	09/21/26	2,090,000	2,002,587
Mercury Financial Credit Card Master Trust, Series 2022-3A, Class B (c)	10.680%	06/21/27	2,500,000	2,488,314
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	8.040%	09/20/27	5,000,000	5,017,961
Mercury Financial Credit Card Master Trust, Series 2023-1A, Class B (c)	9.590%	09/20/27	3,500,000	3,503,368
Mission Lane Credit Card Master, Series 2023-A, Class B (c)	8.150%	07/17/28	1,850,000	1,833,669
Mission Lane Credit Card Master, Series 2023-A, Class C (c)	10.030%	07/17/28	4,000,000	4,000,316
				42,935,279
Equipment - 0.4%
Business Jet Securities, LLC, Series 2020-1, Class B (c)	3.967%	11/15/35	115,170	107,720
Business Jet Securities, LLC, Series 2021-1A, Class B (c)	2.918%	04/15/36	232,340	206,342
CLI Funding VI, LLC, Series 2020-1, Class B (c)	3.620%	09/18/45	449,800	393,136
NMEF Funding, LLC, Series 2023-A, Class C (c)	8.040%	06/17/30	2,000,000	1,949,603
Octane Receivables Trust, Series 2021-1A, Class C (c)	2.230%	11/20/28	1,350,000	1,247,003
Stellar Jay Ireland DAC, Series 2021-1, Class B (c)	5.926%	10/15/41	844,630	599,087
				4,502,891
HECM - 3.2%
Boston Lending Trust, Series 2022-1, Class M2 (c)(e)	2.750%	02/25/62	523,101	353,597

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 3.2% (Continued)
Brean Asset Backed Securities, Series 2022-RM4, Class M1 (c)(e)	3.000%	07/25/62	$1,037,042	$708,201
Brean Asset Backed Securities, Series 2022-RM5, Class M1 (c)(e)	4.500%	09/25/62	2,402,067	1,732,561
Brean Asset Backed Securities, Series 2022-RM5, Class M2 (c)(e)	4.500%	09/25/62	2,715,380	1,761,073
Brean Asset Backed Securities, Series 2023-RM6, Class A2 (c)	5.250%	01/25/63	4,250,000	3,556,262
Brean Asset Backed Securities, Series 2023-RM6, Class M1 (c)(e)	5.250%	01/25/63	2,787,028	1,946,787
Brean Asset Backed Securities, Series 2023-RM6, Class M2 (c)(e)	5.250%	01/25/63	2,787,028	1,702,499
Brean Asset Backed Securities, Series 2023-SRM1, Class M1 (c)	4.000%	09/25/63	3,000,000	2,556,680
Brean Asset Backed Securities, Series 2023-SRM1, Class M3 (c)	4.000%	09/25/63	2,850,000	2,109,557
Cascade Funding Mortgage Trust, Series 2022-HB8, Class M3 (c)	3.750%	04/25/25	1,500,000	1,339,413
Cascade Funding Mortgage Trust, Series 2022-HB8, Class A (c)	3.750%	04/25/25	2,924,549	2,865,538
Finance of America HECM Buyout Trust, Series 2022-HB1, Class M3 (a)(c)	5.084%	02/25/32	1,650,000	1,405,605
Finance of America HECM Buyout Trust, Series 2022-HB2, Class M3 (c)	6.000%	08/01/32	2,175,000	1,886,533
Ocwen Loan Investment Trust, Series 2023-HB1, Class M3 (c)	3.000%	06/25/36	4,000,000	3,119,460
RMF Buyout Issuance Trust, Series 2021-HB1, Class M3 (c)	3.690%	11/25/31	1,550,000	1,328,266
RMF Buyout Issuance Trust, Series 2020-HB1, Class AI (a)(c)	1.719%	10/25/50	1,626,215	1,493,598
RMF Buyout Issuance Trust, Series 2020-HB1, Class M1 (c)	2.619%	10/25/50	1,500,000	1,273,186
RMF Proprietary Issuance Trust, Series 2021-2, Class A (a)(c)	2.125%	09/25/61	3,254,673	2,310,724

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 3.2% (Continued)
RMF Proprietary Issuance Trust, Series 2022-1, Class A (a)(c)	3.000%	01/25/62	$1,526,147	$1,265,060
RMF Proprietary Issuance Trust, Series 2022-2, Class M3 (a)(c)	3.750%	06/25/62	1,100,000	592,477
RMF Proprietary Issuance Trust II, Series 2022-1, Class M1 (a)(c)	3.000%	01/25/62	1,000,000	694,482
RMF Proprietary Issuance Trust III, Series 2022-1, Class M2 (c)	3.000%	01/25/62	1,000,000	615,521
				36,617,080
Hospitality - 0.6%
BHMS Mortgage Trust, Series 2018-ATLS, Class A (1* TSFR1M + 130) (a)(c)	6.879%	07/15/35	1,840,991	1,817,462
BHMS Mortgage Trust, Series 2018-ATLS, Class B (1* TSFR1M + 155) (c)	7.129%	07/15/35	1,000,000	968,898
BX Commercial Mortgage Trust, Series 2020-VIV3, Class B (a)(c)	3.544%	03/09/44	1,300,000	1,080,835
BX Trust, Series 2018-GW, Class E (1* TSFR1M + 227) (a)(c)	7.578%	05/15/35	1,802,000	1,756,647
Goldman Sachs Mortgage Securities Corp. Trust, Series 2018-HULA, Class C (1* TSFR1M + 150) (a)(c)	7.093%	07/15/25	882,756	864,974
				6,488,816
Industrial - 0.5%
BX Trust, Series 2021-VOLT, Class C (1* TSFR1M + 121) (c)	6.547%	09/15/36	5,000,000	4,804,148
BX Trust, Series 2021-VOLT, Class D (1* TSFR1M + 176) (a)(c)	7.097%	09/15/36	950,000	906,173
				5,710,321
Laboratory - 0.1%
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A (c)	2.130%	10/10/42	2,160,000	1,644,600

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Manufactured Housing - 0.0% (d)
Cascade Manufactured Housing Asset Trust, Series 2019-MH1, Class M (a)(c)	5.985%	11/25/44	$100,000	$94,071

Multifamily - 1.1%
FREMF Mortgage Trust, Series 2017-KF39, Class B (1* SOFR + 250) (a)(c)	7.926%	11/25/24	330,814	324,278
FREMF Mortgage Trust, Series 2018-KF42, Class B (1* SOFR + 220) (a)(c)	7.626%	12/25/24	603,756	588,896
FREMF Mortgage Trust, Series 2018-KF44, Class B (1* SOFR + 215) (a)(c)	7.576%	02/25/25	213,477	208,223
FREMF Mortgage Trust, Series 2018-KF53, Class B (1* SOFR + 205) (a)(c)	7.476%	10/25/25	491,756	472,549
FREMF Mortgage Trust, Series 2018-KF43, Class B (1* SOFR + 215) (a)(c)	7.576%	01/25/28	236,208	222,724
FREMF Mortgage Trust, Series 2018-KF48, Class B (1* SOFR + 205) (c)	7.476%	06/25/28	1,438,424	1,280,778
FREMF Mortgage Trust, Series 2018-KF50, Class B (1* SOFR + 190) (a)(c)	7.326%	07/25/28	338,254	300,077
FREMF Mortgage Trust, Series 2019-KF57, Class B (1* SOFR + 225) (a)(c)	7.466%	01/25/29	1,485,409	1,386,622
FREMF Mortgage Trust, Series 2019-KF67, Class B (1* SOFR + 225) (a)(c)	7.466%	08/25/29	376,366	349,079
MultiFamily Structured Credit Risk, Series 2021-MN2, Class M-1 (1* SOFR + 180) (a)(c)	7.088%	07/25/41	2,598,729	2,432,601
MultiFamily Structured Credit Risk, Series 2021-MN1, Class M-1 (1* SOFR + 200) (a)(c)	7.315%	01/25/51	994,139	963,168
MultiFamily Structured Credit Risk, Series 2021-MN3, Class M1 (1* SOFR + 230) (a)(c)	7.615%	11/25/51	1,743,042	1,686,914
MultiFamily Structured Credit Risk, Series 2022-MN4, Class M1 (1* SOFR + 425) (a)(c)	9.565%	05/25/52	1,964,964	1,979,023
				12,194,932
Non-Agency MBS 2.0 - 0.2%
Chase Mortgage Finance Corp., Series 2021-CL1, Class M3 (1* SOFR + 155) (a)	6.865%	02/25/50	676,836	602,774

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Non-Agency MBS 2.0 - 0.2% (Continued)
J.P. Morgan Wealth Management, Series 2021-CL1, Class M1 (1* SOFR + 130) (a)(c)	6.615%	03/25/51	$619,575	$584,333
J.P. Morgan Wealth Management, Series 2021-CL1, Class M3 (1* SOFR + 180) (a)(c)	7.115%	03/25/51	1,714,635	1,565,427
				2,752,534
Non-Performing Loan - 0.2%
Cascade Funding Mortgage Trust, Series 2021-1, Class A (c)	0.985%	11/25/50	1,870,556	1,708,772
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class M3 (a)(c)	3.086%	11/25/50	700,000	606,843
				2,315,615
Office - 0.5%
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (c)	6.596%	10/15/43	2,000,000	1,864,358
Drop Mortgage Trust, Series 2021-FILE, Class C (1* TSFR1M + 236) (a)(c)	7.696%	10/15/43	3,000,000	2,430,000
SFO Commercial Mortgage Trust, Series 2021-555, Class A (c)	6.596%	05/15/38	2,000,000	1,814,529
				6,108,887
Residential Transition Loan - 2.1%
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A1 (c)	3.280%	01/25/26	1,287,167	1,250,405
AlphaFlow Transitional Mortgage Co., Series 2021-WL1, Class A2 (c)	5.610%	01/25/26	299,341	292,810
Antler Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	5.438%	05/25/25	1,750,000	1,580,760
Corevest American Finance Ltd., Series 2021-RTL1, Class A2 (c)	3.104%	03/28/29	1,000,000	909,320
LHOME Mortgage Trust, Series 2021-RTL1, Class M (a)(c)	4.458%	02/25/26	750,000	671,853
LHOME Mortgage Trust, Series 2021-RTL2, Class A2 (c)	2.783%	06/25/26	700,000	633,876
LHOME Mortgage Trust, Series 2021-RTL2, Class M (c)	4.458%	06/25/26	1,250,000	1,092,364

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Residential Transition Loan - 2.1% (Continued)
LHOME Mortgage Trust, Series 2022-RTL1, Class A2 (c)	4.948%	02/25/27	$1,355,000	$1,243,562
LHOME Mortgage Trust, Series 2022-RTL1, Class M (c)	6.900%	02/25/27	1,250,000	1,136,875
New York Mortgage Trust, Series 2021-BPL1, Class A1 (c)	2.239%	05/25/26	2,022,832	2,003,951
New York Mortgage Trust, Series 2022-BPL1, Class A2 (c)	4.948%	11/25/27	1,200,000	1,140,178
ROC Securities Trust, Series 2021-RTL1, Class A1 (c)	2.487%	08/25/26	1,250,000	1,216,255
ROC Securities Trust, Series 2021-RTL1, Class A2 (c)	3.351%	08/25/26	3,500,000	3,161,485
Toorak Mortgage Corp., Series 2021-1, Class A-1 (c)	2.240%	06/25/24	465,389	452,521
Toorak Mortgage Corp., Series 2022-1, Class A2 (c)	4.948%	03/25/29	1,000,000	968,896
TVC Mortgage Trust, Series 2023-RTL1, Class A2 (c)	9.500%	11/25/27	6,000,000	5,923,309
				23,678,420
Retail - 1.0%
BX Trust, Series 2021-VIEW, Class B (1* SOFR + 180) (a)(c)	7.224%	06/15/36	1,150,000	1,075,968
BX Trust, Series 2021-VIEW, Class E (1* SOFR + 360) (a)(c)(e)	9.024%	06/15/36	1,650,000	1,481,129
Credit Suisse Mortgage Trust, Series 2018-SITE, Class A (c)	4.284%	04/15/36	1,857,000	1,809,144
Credit Suisse Mortgage Trust, Series 2018-SITE, Class C (a)(c)	4.941%	04/15/36	300,000	289,944
Credit Suisse Mortgage Trust, Series 2018-SITE, Class D (1* TSFR1M + 101) (a)(c)	4.941%	04/15/36	235,000	225,441
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class A (1* SOFR + 115) (c)	6.597%	02/15/40	2,314,061	2,209,686
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class B (1* SOFR + 145) (a)(c)	6.897%	02/15/40	2,123,200	1,994,225

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Retail - 1.0% (Continued)
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class C (1* SOFR + 180) (a)(c)	7.247%	02/15/40	$580,000	$537,152
Wells Fargo Mortgage Trust, Series 2021-SAVE, Class D (1* SOFR + 250) (a)(c)	7.947%	02/15/40	1,524,000	1,365,843
				10,988,532
Single Family Rental - 2.3%
American Homes 4 Rent, Series 2014-SFR2, Class A (c)	3.790%	10/17/36	4,273,318	4,172,142
American Homes 4 Rent, Series 2014-SFR2, Class E (c)	6.231%	10/17/36	300,000	296,879
American Homes 4 Rent, Series 2014-SFR2, Class D (c)	3.678%	12/17/36	1,829,857	1,780,447
American Homes 4 Rent, Series 2014-SFR3, Class E (c)	6.418%	12/17/36	300,000	297,457
American Homes 4 Rent, Series 2015-SFR1, Class A (c)	3.467%	04/17/52	2,655,973	2,555,273
American Homes 4 Rent, Series 2015-SFR2, Class A (c)	3.732%	10/18/52	3,896,804	3,732,533
Home Partners of America Trust, Series 2021-2, Class D (c)	2.652%	12/17/26	962,650	843,591
Home Partners of America Trust, Series 2019-1, Class B (c)	3.157%	09/17/39	473,488	422,161
Home Partners of America Trust, Series 2019-2, Class B (c)	2.922%	10/19/39	599,534	531,616
Progress Residential Trust, Series 2023-SFR2, Class E1 (c)	4.750%	10/17/28	2,000,000	1,735,756
Progress Residential Trust, Series 2019-SFR3, Class A (c)	2.271%	09/17/36	571,971	551,453
Progress Residential Trust, Series 2019-SFR3, Class C (c)	2.721%	09/17/36	2,000,000	1,922,924
Progress Residential Trust, Series 2019-SFR4, Class B (c)	2.937%	10/17/36	1,910,000	1,841,371
Progress Residential Trust, Series 2020-SFR1, Class A (c)	1.732%	04/17/37	5,973,258	5,582,861
				26,266,464

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Small Business - 1.5%
Credibility Asset Securitization, Series 2021-1A, Class A (c)	2.390%	04/15/26	$6,000,000	$5,819,618
Credibility Asset Securitization, Series 2021-1A, Class C (c)	3.380%	04/15/26	1,250,000	1,198,218
FORA Financial Asset Securitization, Series 2021-1A, Class C (c)	3.850%	05/15/27	418,000	381,907
Newtek Small Business Loan Trust, Series 2018-1, Class A (1* Prime - 55) (a)(c)	7.950%	02/25/44	291,148	288,399
Newtek Small Business Loan Trust, Series 2018-1, Class B (1* Prime + 75) (a)(c)	9.250%	02/25/44	76,618	76,076
Newtek Small Business Loan Trust, Series 2019-01, Class A (1* Prime - 90) (a)(c)	7.600%	12/25/44	342,450	338,289
Newtek Small Business Loan Trust, Series 2022-1, Class B (1* SOFR + 375) (a)(c)	8.750%	10/25/49	1,263,737	1,249,006
Newtek Small Business Loan Trust, Series 2023-1, Class B (c)	9.250%	07/25/50	3,066,508	3,053,053
OnDeck Asset Securitization Trust, Series 2023-1, Class C (c)	9.930%	08/19/30	3,350,000	3,295,358
OnDeck Asset Securitization Trust, Series 2021-1A, Class B (c)	2.280%	05/17/27	750,000	717,826
OnDeck Asset Securitization Trust, Series 2021-1A, Class C (c)	2.970%	05/17/27	650,000	613,821
				17,031,571
Student Loan - 0.7%
College Ave Student Loans, Series 2018-A, Class B (c)	4.750%	12/26/47	58,811	55,366
College Ave Student Loans, Series 2018-A, Class C (c)	5.500%	12/26/47	54,073	51,930
College Ave Student Loans, Series 2019-A, Class C (c)	4.460%	12/28/48	157,744	146,620
College Ave Student Loans, Series 2019-A, Class A1 (1* SOFR + 140) (a)(c)	6.834%	12/28/48	91,631	91,234
College Ave Student Loans, Series 2021-A, Class B (c)	2.320%	07/25/51	437,878	385,207

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Student Loan - 0.7% (Continued)
College Ave Student Loans, Series 2021-A, Class D (c)	4.120%	07/25/51	$472,896	$436,378
Laurel Road Prime Student Loan, Series 2018-B, Class A2 (c)	3.540%	05/26/43	4,866	4,818
Laurel Road Prime Student Loan, Series 2019-A, Class A2FX (c)	2.730%	10/25/48	1,463,182	1,419,104
Prodigy Finance, Series 2021-1A, Class A (1* TSFR1M + 136) (a)(c)	6.684%	07/25/51	315,949	312,793
SMB Private Education Loan Trust, Series 2018-C, Class B (c)	4.000%	11/17/42	200,000	180,146
Social Professional Loan Program, Series 2017-B, Class CFX (a)(c)	4.440%	05/25/40	900,000	812,268
Social Professional Loan Program, Series 2017-E, Class C (c)	4.160%	11/26/40	1,585,000	1,419,201
Social Professional Loan Program, Series 2020-A, Class BFX (c)	3.120%	05/15/46	425,000	327,184
Social Professional Loan Program, Series 2018-D, Class BFX (c)	4.140%	02/25/48	500,000	438,371
Social Professional Loan Program, Series 2019-B, Class BFX (c)	3.730%	08/17/48	750,000	633,175
Social Professional Loan Program, Series 2019-C, Class BFX (c)	3.050%	11/16/48	1,130,000	914,964
				7,628,759
Unsecured Consumer - 3.9%
ACHV ABS Trust, Series 2023-1PL, Class C (c)	7.420%	03/18/30	1,500,000	1,506,014
ACHV ABS Trust, Series 2023-3PL, Class D (c)	8.360%	08/19/30	1,250,000	1,257,161
Affirm, Inc., Series 2022-Z1, Class B (c)	6.490%	06/15/27	1,500,000	1,438,713
Affirm, Inc., Series 2023-B, Class B (c)	7.440%	09/15/28	2,000,000	1,998,498
Avant Loans Funding Trust, Series 2021-REV1, Class A (c)	1.210%	07/15/30	2,100,145	2,073,382
Avant Loans Funding Trust, Series 2021-REV1, Class C (c)	2.300%	07/15/30	1,800,000	1,702,908
Conn Funding II, LP, Series 2023-A, Class A (c)	8.010%	01/17/28	2,732,509	2,736,138
Freedom Financial Trust, Series 2022-3FP, Class D (c)	7.360%	08/20/29	2,000,000	1,980,424

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.9% (Continued)
Lendmark Funding Trust, Series 2020-2, Class B (c)	3.540%	04/21/31	$1,195,000	$1,053,838
Lendmark Funding Trust, Series 2020-2A, Class C (c)	4.690%	04/21/31	550,000	484,912
Lendmark Funding Trust, Series 2021-1A, Class C (c)	3.410%	11/20/31	750,000	624,579
Lendmark Funding Trust, Series 2023-1A, Class C (c)	6.160%	05/20/33	2,000,000	1,956,624
Mariner Finance Issuance Trust, Series 2021-AA, Class D (c)	4.340%	03/20/36	1,000,000	835,550
Oportun Funding XIV, LLC, Series 2021-A, Class C (c)	3.440%	03/08/28	2,266,867	2,186,478
Oportun Funding, LLC, Series 2022-1, Class C (c)	6.000%	06/15/29	1,000,000	958,275
Oportun Funding, LLC, Series 2021-B, Class A (c)	1.470%	05/08/31	3,000,000	2,739,586
Oportun Funding, LLC, Series 2022-A, Class C (c)	7.400%	06/09/31	2,500,000	2,370,842
Oportun Funding, LLC, Series 2021-C, Class A (c)	2.180%	10/08/31	2,260,000	2,055,334
Oportun Funding, LLC, Series 2021-C, Class B (c)	2.670%	10/08/31	3,750,000	3,369,541
Reach Financial, LLC, Series 2021-1A, Class B (c)	2.170%	05/15/29	1,500,000	1,415,477
Regional Management Issuance Trust, Series 2020-1, Class A (c)	2.340%	10/15/30	1,600,000	1,558,975
Regional Management Issuance Trust, Series 2021-1, Class C (c)	3.040%	03/17/31	1,191,000	1,028,655
Regional Management Issuance Trust, Series 2021-2, Class C (c)	3.230%	08/15/33	650,000	507,117
Republic Finance Issuance Trust, Series 2020-A, Class B (c)	3.540%	11/20/30	1,185,000	1,117,257
Upstart Pass-Through Trust, Series 2021-ST2, Class A (c)	2.500%	04/20/27	281,801	272,816

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Securitized - 65.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 3.9% (Continued)
Upstart Pass-Through Trust, Series 2021-ST4, Class A (c)	2.000%	07/20/27	$888,388	$849,662
Upstart Pass-Through Trust, Series 2021-1A, Class C (c)	1.750%	10/20/29	1,371,179	1,333,269
Upstart Pass-Through Trust, Series 2022-ST1, Class A (c)	2.600%	03/20/30	387,431	375,434
Upstart Securitization Trust, Series 2021-3, Class B (c)	1.660%	07/20/31	500,000	489,409
Upstart Securitization Trust, Series 2022-4, Class A (c)	5.980%	08/20/32	1,432,406	1,421,936
Upstart Structured Pass-Through Trust, Series 2022-2A, Class A (c)	4.250%	06/17/30	899,106	871,664
				44,570,468

Total Securitized (Cost $809,156,343)				$750,014,856

Treasury - 14.8%	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes	0.500%	04/15/24	$5,453,910	$5,358,041
U.S. Treasury Notes (b)	1.625%	02/15/26	5,000,000	4,631,641
U.S. Treasury Inflation-Protected Notes	0.125%	04/15/26	5,827,850	5,444,487
U.S. Treasury Notes (b)	2.250%	08/15/27	2,000,000	1,827,656
U.S. Treasury Notes (b)	0.500%	10/31/27	15,000,000	12,688,477
U.S. Treasury Notes	1.250%	09/30/28	26,000,000	22,096,953
U.S. Treasury Notes	3.875%	11/30/29	5,000,000	4,792,187
U.S. Treasury Notes (b)	0.625%	08/15/30	5,000,000	3,837,305
U.S. Treasury STRIPS	0.000%	11/15/31	2,000,000	1,370,144
U.S. Treasury STRIPS	0.000%	02/15/33	2,000,000	1,287,703
U.S. Treasury STRIPS (b)	0.000%	05/15/33	2,100,000	1,334,314
U.S. Treasury STRIPS	0.000%	08/15/33	4,000,000	2,507,045
U.S. Treasury STRIPS	0.000%	08/15/34	8,000,000	4,769,091
U.S. Treasury STRIPS	0.000%	11/15/34	3,000,000	1,765,687
U.S. Treasury STRIPS	0.000%	05/15/35	3,000,000	1,722,054
U.S. Treasury STRIPS	0.000%	02/15/36	10,250,000	5,652,541

Diamond Hill Core Bond Fund

Schedule of Investments (Continued)

September 30, 2023 (Unaudited)

Treasury - 14.8% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
U.S. Treasury STRIPS	0.000%	02/15/37	$12,000,000	$6,266,847
U.S. Treasury STRIPS	0.000%	02/15/38	10,000,000	4,926,365
U.S. Treasury STRIPS	0.000%	11/15/38	6,000,000	2,818,918
U.S. Treasury Bonds (b)	1.125%	08/15/40	29,000,000	16,484,687
U.S. Treasury Bonds	1.375%	11/15/40	19,000,000	11,244,883
U.S. Treasury STRIPS	0.000%	08/15/41	1,000,000	401,393
U.S. Treasury Inflation-Protected Notes	0.625%	02/15/43	13,295,200	9,658,755
U.S. Treasury Bonds	2.250%	08/15/46	17,500,000	11,096,094
U.S. Treasury Bonds	3.000%	02/15/48	14,500,000	10,608,789
U.S. Treasury Bonds	1.250%	05/15/50	16,000,000	7,548,750
U.S. Treasury Bonds (b)	1.625%	11/15/50	12,000,000	6,285,469
Total Treasury (Cost $194,169,526)				$168,426,276

Registered Investment Companies - 5.4%	Shares	Fair Value
State Street Institutional Liquid Reserves Fund - Premier Class, 5.45% (f)	24,528,251	$24,535,609
State Street Navigator Securities Lending Portfolio I, 5.25% (f)(g)	37,013,350	37,013,350
Total Registered Investment Companies (Cost $61,546,114)		$61,548,959

Total Investment Securities - 102.4% (Cost $1,266,483,294)		$1,167,009,894

Liabilities in Excess of Other Assets - (2.4)%		(27,350,599)

Net Assets - 100.0%		$1,139,659,295

(a)	Variable rate security. The rate shown is the effective interest rate as of September 30, 2023. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2023 was $49,914,710.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of September 30, 2023 was $397,913,727, representing 34.9% of net assets.

(d)	Percentage rounds to less than 0.1%.
(e)	Illiquid security as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of September 30, 2023 was $15,986,757, representing 1.4% of net assets.
(f)	The rate shown is the 7-day effective yield as of September 30, 2023.
(g)	This security was purchased using cash collateral held from securities on loan. Securities on loan are also collateralized by various U.S. Treasury and government agency securities in the amount of $14,189,160.

BKNT -	Bank Note
BV -	Besloten Vennootschap
CV -	Convertible Security
GMTN -	Global Medium-Term Note
IO -	Interest Only
NA -	National Association
plc -	Public Limited Company
PO -	Principal Only
Prime -	Short-term interest rate in the banking system of the U.S.
REIT -	Real Estate Investment Trust
SA -	Societe Anonyme
SOFR -	Secured Overnight Financing Rate
TSFR-	CME Term SOFR
UA -	Uitgesloten Aansprakelijkheid